                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                           Rochester Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
MUNICIPAL BONDS AND NOTES--102.7%
NEW YORK--75.7%
$     20,000  Albany County, NY Airport Authority(1)                         5.125%   12/15/2019    12/15/2012(A) $       20,294
      50,000  Albany County, NY Airport Authority(1)                         5.250    12/15/2026    12/15/2012(A)         50,234
   1,500,000  Albany County, NY IDA (Albany College of Pharmacy)(1)          5.250    12/01/2019    12/01/2019         1,478,670
     160,000  Albany, NY Hsg. Authority(1)                                   6.250    10/01/2012(2) 04/01/2010(A)        160,614
     160,000  Albany, NY Hsg. Authority (Lark Drive)                         5.200    12/01/2013    01/05/2012(B)        163,446
     260,000  Albany, NY Hsg. Authority (Lark Drive)                         5.400    12/01/2018    12/01/2012(A)        263,905
   1,365,000  Albany, NY IDA (Brighter Choice Charter School for Girls)(1)   4.500    04/01/2018    04/11/2017(C)      1,265,915
   1,370,000  Albany, NY IDA (Brighter Choice Charter School for Girls)(1)   4.550    04/01/2015    01/01/2014(C)      1,341,244
   3,650,000  Albany, NY IDA (Charitable Leadership)                         5.500    07/01/2011    07/13/2010(C)      3,622,333
   8,810,000  Albany, NY IDA (Charitable Leadership)                         6.000    07/01/2019(2) 04/20/2016(C)      7,745,664
   2,660,000  Albany, NY IDA (Daughters of Sarah Nursing Home)(1)            5.250    10/20/2021    04/20/2014(A)      2,789,755
      25,000  Albany, NY IDA (Daughters of Sarah Nursing Home)(1)            5.375    10/20/2030    04/20/2012(A)         26,051
   1,065,000  Albany, NY IDA (H. Johnson Office Park)(1)                     5.750    03/01/2018    07/16/2014(C)        997,649
   1,845,000  Albany, NY IDA (Hampton Plaza)(1)                              6.250    03/15/2018    09/15/2010(A)      1,851,015
   3,000,000  Albany, NY IDA (St. Peter's Hospital)(1)                       5.750    11/15/2022    11/15/2017(A)      3,114,000
     100,000  Albany, NY Municipal Water Finance Authority                   5.000    12/01/2011    06/01/2010(A)        100,296
   1,985,000  Albany, NY Municipal Water Finance Authority                   5.250    12/01/2017    06/01/2010(A)      1,991,114
   1,335,000  Albany, NY Municipal Water Finance Authority(1)                5.250    12/01/2018    06/01/2010(A)      1,338,791
     200,000  Albany, NY Municipal Water Finance Authority(1)                5.250    12/01/2019    06/01/2010(A)        200,568
   2,915,000  Albany, NY Municipal Water Finance Authority(1)                5.250    12/01/2020    06/01/2010(A)      2,923,279
     440,000  Albany, NY Municipal Water Finance Authority(1)                5.250    12/01/2021    06/01/2010(A)        441,250
   3,235,000  Albany, NY Municipal Water Finance Authority                   5.250    12/01/2022    06/01/2010(A)      3,243,767
   2,590,000  Albany, NY Municipal Water Finance Authority                   5.250    12/01/2023    06/01/2010(A)      2,597,019
   2,010,000  Albany, NY Parking Authority(1)                                5.625    07/15/2020(2) 07/15/2012(A)      2,056,310
     445,000  Albany, NY Parking Authority(1)                                5.625    07/15/2025(2) 07/15/2012(A)        451,194


                    1 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  4,380,000  Allegany County, NY IDA (Houghton College)(1)                  5.250%   01/15/2018    07/15/2010(A) $    4,383,635
   5,730,000  Allegany County, NY IDA (Houghton College)(1)                  5.250    01/15/2024    01/15/2011(A)      5,731,547
     685,000  Amherst, NY IDA (Beechwood Health Care Center)(1)              4.875    01/01/2013(2) 01/21/2011(C)        695,035
     490,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at
              Buffalo)(1)                                                    5.750    04/01/2016    04/01/2016           484,145
     720,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at
              Buffalo)(1)                                                    5.750    04/01/2017(2) 04/01/2017           703,814
     810,000  Bethlehem, NY Water System(1)                                  5.250    03/01/2018    03/01/2013(A)        826,160
     905,000  Bethlehem, NY Water System(1)                                  5.375    03/01/2020    03/01/2013(A)        917,688
     500,000  Bethlehem, NY Water System(1)                                  5.500    03/01/2022    03/01/2013(A)        505,980
     355,000  Brookhaven, NY IDA (Alternatives for Children)(1)              7.000    02/01/2013    03/22/2011(C)        359,274
     615,000  Brookhaven, NY IDA (Dowling College)(1)                        6.500    11/01/2012    11/01/2012           623,831
     795,000  Brookhaven, NY IDA (Enecon Corp.)(1)                           5.800    11/01/2018    10/15/2014(C)        707,288
   2,325,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)     5.750    07/15/2017    07/15/2017         2,463,710
   1,400,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)     5.750    07/15/2018    07/15/2018         1,470,420
   1,355,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)     5.750    07/15/2019    07/15/2019         1,413,292
   1,500,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)     5.750    07/15/2020    07/15/2020         1,549,740
     670,000  Broome County, NY COP(1)                                       5.250    04/01/2022(2) 04/01/2010(A)        672,137
      10,000  Broome County, NY GO(1)                                        5.400    04/15/2011    04/01/2010(A)         10,245
     730,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)(1)       5.250    11/01/2015    12/14/2013(C)        688,967
   4,615,000  Cattaraugus County, NY IDA (Olean General Hospital)(1)         5.250    08/01/2023    08/01/2010(A)      4,622,938
     110,000  Cattaraugus County, NY IDA (Olean GeneralHospital)(1)          5.000    08/01/2013    08/01/2010(A)        111,207
      50,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)     5.000    09/15/2013    09/15/2010(A)         50,150
     500,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)     5.000    05/01/2023    07/10/2020(C)        478,220
   3,790,000  Cayuga County, NY COP (Auburn Memorial Hospital)(1)            6.000    01/01/2021    05/15/2016(C)      3,789,621
     765,000  Chautauqua County, NY Tobacco Asset
              Securitization Corp.(1)                                        6.000    07/01/2012    07/01/2010(A)        772,030
   1,075,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)    6.250    07/01/2016    07/01/2010(A)      1,084,073


                    2 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  3,795,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)    6.500%   07/01/2024    07/01/2012(A) $    3,837,314
  18,160,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)    6.750    07/01/2040    07/01/2012(A)     18,258,790
   2,385,000  Clarence, NY IDA (Bristol Village)(1)                          6.000    01/20/2044    01/20/2015(A)      2,469,047
   4,475,000  Cortland County, NY IDA (Cortland Memorial Hospital)(1)        5.625    07/01/2024(2) 07/01/2013(A)      4,484,442
      50,000  Cortland, NY GO(1)                                             5.625    05/01/2010    05/01/2010            50,208
      10,000  Deerfield, NY GO                                               5.250    06/15/2010    06/15/2010            10,064
      10,000  Deerfield, NY GO                                               5.250    06/15/2011    06/15/2011            10,337
      10,000  Deerfield, NY GO                                               5.250    06/15/2012    06/15/2012            10,549
      10,000  Deerfield, NY GO                                               5.250    06/15/2013    06/15/2013            10,683
      10,000  Deerfield, NY GO                                               5.500    06/15/2014    06/15/2014            10,818
      10,000  Deerfield, NY GO                                               5.500    06/15/2015    06/15/2015            10,783
      10,000  Deerfield, NY GO                                               5.500    06/15/2016    06/15/2016            10,714
      10,000  Deerfield, NY GO                                               5.500    06/15/2017    06/15/2016(A)         10,567
      10,000  Deerfield, NY GO                                               5.500    06/15/2018    06/15/2016(A)         10,410
      15,000  Deerfield, NY GO                                               5.500    06/15/2019    06/15/2016(A)         15,433
      15,000  Deerfield, NY GO                                               5.500    06/15/2020    06/15/2016(A)         15,363
   5,205,000  Dutchess County, NY IDA (Marist College)(1)                    5.150    07/01/2017    07/01/2013(A)      5,468,373
   4,095,000  East Rochester, NY Hsg. Authority (St. John's Meadows)(1)      5.950    08/01/2027    08/01/2010(A)      4,096,392
   3,600,000  East Rochester, NY Hsg. Authority (Woodland Village)(1)        5.150    08/01/2016(2) 05/02/2013(C)      3,503,124
     200,000  East Syracuse, NY Hsg. Authority
              (Bennett Manor Associates)(1)                                  6.700    04/01/2021    04/01/2010(A)        204,344
  58,670,000  Erie County, NY IDA (Buffalo City School District)(1)          5.625    05/01/2028    05/01/2014(A)     62,385,571
  20,000,000  Erie County, NY IDA (Buffalo City School District)(1)          5.750    05/01/2024    05/01/2010(A)     20,084,000
   1,300,000  Erie County, NY IDA (Buffalo City School District)(1)          5.750    05/01/2025    05/01/2014(A)      1,378,845
   6,500,000  Erie County, NY IDA (Buffalo City School District)(1)          5.750    05/01/2026    05/01/2014(A)      6,876,675
     975,000  Erie County, NY IDA (Medaille College)(1)                      6.875    10/01/2013    03/17/2011(C)      1,001,267
     105,000  Erie County, NY IDA (Medaille College)                         7.250    11/01/2010    07/15/2010(B)        105,602
     385,000  Erie County, NY Public Improvement District(1)                 5.250    03/15/2020    03/15/2013(A)        395,064
  29,615,000  Erie County, NY Tobacco Asset Securitization Corp.(1)          5.000    06/01/2031    03/22/2017(C)     25,114,705
   9,750,000  Erie County, NY Tobacco Asset Securitization Corp.(1)          5.000    06/01/2038    08/15/2020(C)      7,934,745


                    3 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    250,000  Essex County, NY IDA (International Paper Company)(1)          6.450%   11/15/2023    11/15/2011(A) $      251,388
     690,000  Essex County, NY IDA (North Country Community College
              Foundation)(1)                                                 4.600    06/01/2015    12/25/2013(C)        667,465
     540,000  Franklin County, NY IDA (North Country Community College
              Foundation)(1)                                                 4.600    06/01/2015    12/24/2013(C)        522,364
      50,000  Gloversville, NY GO(1)                                         5.800    03/15/2015    09/15/2010(A)         51,112
     465,000  Hamilton County, NY IDA (Adirondack Historical Assoc.)(1)      5.250    11/01/2018    11/01/2010(A)        467,195
      75,000  Hempstead Village, NY GO(1)                                    5.000    09/15/2017    09/15/2016(A)         79,821
     500,000  Hempstead Village, NY GO(1)                                    5.000    07/01/2018    07/01/2014(A)        517,555
      75,000  Hempstead Village, NY GO(1)                                    5.000    09/15/2018    09/15/2016(A)         78,785
   1,195,000  Hempstead Village, NY GO(1)                                    5.000    07/01/2019    07/01/2014(A)      1,228,974
      75,000  Hempstead Village, NY GO(1)                                    5.000    09/15/2019    09/15/2016(A)         78,068
      75,000  Hempstead Village, NY GO(1)                                    5.000    09/15/2020    09/15/2016(A)         77,244
      75,000  Hempstead Village, NY GO(1)                                    5.000    09/15/2021    09/15/2016(A)         76,809
      75,000  Hempstead Village, NY GO(1)                                    5.000    09/15/2022    09/15/2016(A)         76,335
      75,000  Hempstead Village, NY GO(1)                                    5.000    09/15/2023    09/15/2016(A)         76,031
   1,700,000  Hempstead, NY IDA (Adelphi University)(1)                      5.750    06/01/2022(2) 06/01/2012(A)      1,758,259
   2,100,000  Hempstead, NY IDA (Hofstra University)(1)                      5.800    07/01/2015    10/01/2010(A)      2,125,872
   2,615,000  Hempstead, NY IDA (Lynbrook Facilities)(1)                     6.000    11/01/2017    08/10/2013(C)      2,311,477
     175,000  Hempstead, NY IDA (Peninsula Counseling Center)                5.500    11/01/2010    05/01/2010(C)        174,767
     900,000  Hempstead, NY IDA (Peninsula Counseling Center)(1)             5.500    11/01/2011    11/01/2011           891,486
     620,000  Hempstead, NY IDA (Peninsula Counseling Center)(1)             5.750    11/01/2018    09/03/2015(C)        571,051
      60,000  Herkimer County, NY GO(1)                                      5.000    09/15/2012    04/01/2010(A)         64,320
      40,000  Herkimer County, NY GO(1)                                      5.000    09/15/2012    09/15/2010(A)         40,749
     130,000  Herkimer County, NY IDA (Herkimer County College
              Foundation)(1)                                                 5.850    11/01/2010    11/01/2010           130,844
     625,000  Herkimer, NY Hsg. Authority(1)                                 7.150    03/01/2011    09/01/2010(A)        627,806
      30,000  Highland Falls, NY Sewer System(1)                             5.100    12/01/2011    06/01/2010(A)         30,216
   2,865,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                5.500    12/01/2016    01/17/2013(C)      2,663,333
     335,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                5.500    12/01/2016    01/17/2013(C)        311,419
   2,990,000  Islip, NY Res Rec, Series E(1)                                 5.625    07/01/2017    07/01/2015(A)      3,187,519
   1,175,000  Islip, NY Res Rec, Series E(1)                                 5.750    07/01/2019    07/01/2015(A)      1,234,126


                    4 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  1,100,000  Islip, NY Res Rec, Series E(1)                                 5.750%   07/01/2020    07/01/2014(A) $    1,148,939
   1,315,000  Islip, NY Res Rec, Series E(1)                                 5.750    07/01/2021    07/01/2014(A)      1,371,019
   1,000,000  Islip, NY Res Rec, Series E(1)                                 5.750    07/01/2023    07/01/2014(A)      1,037,440
     250,000  Jamestown, NY GO                                               5.000    08/01/2024    08/01/2014(A)        257,115
     250,000  Jamestown, NY GO                                               5.000    08/01/2025    08/01/2014(A)        256,818
     540,000  Jamestown, NY Hsg. Authority(1)                                6.125    07/01/2010    07/01/2010           537,759
   4,000,000  Kenmore, NY Hsg. Authority (SUNY at Buffalo)(1)                5.500    08/01/2024    08/01/2011(A)      4,019,560
  10,000,000  L.I., NY Power Authority, Series A(3)                          5.000    12/01/2026    06/01/2016(A)     10,642,400
   2,210,000  Livingston County, NY IDA (Nicholas H. Noyes Memorial
              Hospital)(1)                                                   5.875    07/01/2022    05/25/2019(C)      2,086,638
   1,010,000  Livingston County, NY IDA (Nicholas H. Noyes Memorial
              Hospital)(1)                                                   6.000    07/01/2030    04/22/2027(C)        920,696
      70,000  Livonia, NY GO(1)                                              5.000    06/15/2020    06/15/2017(A)         73,269
      75,000  Livonia, NY GO(1)                                              5.000    06/15/2021    06/15/2017(A)         77,819
      80,000  Livonia, NY GO(1)                                              5.000    06/15/2022    06/15/2017(A)         82,507
      85,000  Livonia, NY GO(1)                                              5.000    06/15/2023    06/15/2017(A)         87,380
      90,000  Livonia, NY GO(1)                                              5.000    06/15/2024    06/15/2017(A)         92,408
      75,000  Livonia, NY GO(1)                                              5.000    06/15/2025    06/15/2017(A)         76,730
      35,000  Lyncourt, NY Fire District(1)                                  6.000    10/15/2016    05/01/2010(A)         35,482
     195,000  Madison County, NY IDA (Morrisville State College
              Foundation)(1)                                                 5.000    06/01/2015    01/18/2013(C)        194,171
   2,065,000  Madison County, NY IDA (Morrisville State College
              Foundation)(1)                                                 5.000    06/01/2022    08/11/2019(C)      2,064,855
   2,260,000  Madison County, NY IDA (Oneida Healthcare Center)(1)           5.500    02/01/2016    02/01/2013(A)      2,292,973
      60,000  Monroe County, NY Airport Authority (Greater Rochester
              International)(1)                                              5.750    01/01/2012    01/01/2012            62,894
   1,065,000  Monroe County, NY COP(1)                                       8.050    01/01/2011(2) 07/14/2010(C)      1,060,165
       5,000  Monroe County, NY GO(1)                                        5.000    06/01/2017    06/01/2010(A)          5,005
     105,000  Monroe County, NY GO(1)                                        5.350    03/01/2012    09/01/2010(A)        105,337
      25,000  Monroe County, NY GO(1)                                        5.750    06/01/2015    06/01/2010(A)         25,055
     770,000  Monroe County, NY IDA (Canal Ponds)(1)                         7.000    06/15/2013(2) 06/15/2010(A)        775,352
     455,000  Monroe County, NY IDA (DePaul Community Facilities)(1)         6.450    02/01/2014(2) 08/01/2010(A)        457,293
     580,000  Monroe County, NY IDA (Highland Hospital of Rochester)(1)      5.000    08/01/2012    08/01/2012           614,991
   1,225,000  Monroe County, NY IDA (Nazareth College of Rochester)(1)       5.250    10/01/2021    10/01/2012(A)      1,253,530


                    5 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     25,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)   5.000%   04/01/2010    04/01/2010    $       25,000
     835,000  Monroe County, NY IDA (Southview Towers)(1)                    6.125    02/01/2020    02/01/2012(A)        844,110
      45,000  Monroe County, NY IDA (St. John Fisher College)                5.200    06/01/2019    07/08/2017(C)         44,964
     280,000  Monroe County, NY IDA (Summit at Brighton)                     5.000    07/01/2016    10/26/2012(C)        242,824
   1,425,000  Monroe County, NY IDA (West End Business Center)(1)            5.125    12/01/2014    05/29/2011(C)      1,277,299
      30,000  Monroe County, NY Water Authority                              5.250    08/01/2011    08/15/2010(A)         30,113
     285,000  Monroe, NY Newpower Corp.(1)                                   4.500    01/01/2011    10/01/2010(C)        284,630
     155,000  Monroe, NY Newpower Corp.(1)                                   4.700    01/01/2012    10/01/2011(C)        155,067
     410,000  Monroe, NY Newpower Corp.(1)                                   4.800    01/01/2013    10/01/2012(C)        411,353
   7,800,000  Monroe, NY Newpower Corp.(1)                                   6.375    01/01/2024    07/01/2011(A)      7,824,960
     280,000  Mount Vernon, NY IDA (Kings Court)(1)                          5.125    12/01/2023    12/01/2015(A)        286,261
     975,000  Mount Vernon, NY IDA (Macedonia Towers)(1)                     5.125    12/01/2023    12/01/2015(A)        987,119
   4,410,000  Mount Vernon, NY IDA (Section 8), Series A(1)                  5.250    12/01/2014(2) 06/01/2010(A)      4,493,570
      50,000  Municipal Assistance Corp. for Troy, NY                        5.000    01/15/2016    07/15/2010(A)         50,159
     335,000  Municipal Assistance Corp. for Troy, NY(1)                     5.200    01/15/2017    01/15/2011(A)        337,841
     300,000  Nassau County, NY Bridge Authority(1)                          5.250    10/01/2026    04/01/2010(A)        300,087
     305,000  Nassau County, NY IDA (ACDS)                                   5.950    11/01/2022    09/14/2016(C)        272,911
     520,000  Nassau County, NY IDA (ACDS)(1)                                6.000    12/01/2019    04/02/2017(C)        482,820
     365,000  Nassau County, NY IDA (ALIA-ACDS)(1)                           7.000    10/01/2016    09/16/2013(B)        366,945
     360,000  Nassau County, NY IDA (ALIA-ACLD)(1)                           5.750    09/01/2011    06/03/2010(C)        358,150
     540,000  Nassau County, NY IDA (ALIA-CMA)(1)                            7.000    10/01/2016    09/07/2013(B)        542,878
     420,000  Nassau County, NY IDA (ALIA-CRR)(1)                            7.000    10/01/2016    09/06/2013(B)        422,239
      90,000  Nassau County, NY IDA (ALIA-FREE)                              7.000    10/01/2016    09/25/2013(B)         90,480
     380,000  Nassau County, NY IDA (ALIA-HKSB)(1)                           7.000    10/01/2016    09/09/2013(B)        382,025
   1,900,000  Nassau County, NY IDA (CSMR)(1)                                5.950    11/01/2022    09/14/2016(C)      1,700,101
   1,475,000  Nassau County, NY IDA (CSMR)(1)                                6.000    12/01/2019    12/27/2016(C)      1,369,538
     210,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)            5.950    11/01/2022    08/23/2016(C)        187,906
     625,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)(1)         6.000    12/01/2019    11/17/2016(C)        580,094


                    6 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    285,000  Nassau County, NY IDA (Hispanic Counseling Center)             6.000%   11/01/2017    08/21/2013(C) $      269,459
     230,000  Nassau County, NY IDA (Life's WORCA)                           5.950    11/01/2022    09/04/2016(C)        205,802
     500,000  Nassau County, NY IDA (New York Institute of Technology)(1)    5.000    03/01/2021    03/01/2020(A)        506,970
     500,000  Nassau County, NY IDA (PLUS Group Home)(1)                     6.150    11/01/2022    09/23/2016(C)        455,610
     110,000  Nassau County, NY IDA (United Veteran's Beacon House)          6.000    11/01/2017    08/08/2013(C)        104,002
     430,000  Nassau County, NY IDA (WORCA)(1)                               6.000    12/01/2019    12/23/2016(C)        399,105
     120,000  Nassau County, NY IDA, Series C                                6.000    12/01/2019    12/22/2016(C)        111,378
  21,000,000  Nassau County, NY Tobacco Settlement Corp.(1)                  5.250    06/01/2026    12/03/2017(C)     19,902,540
     185,000  Nassau, NY IDA (EBS North Hills LLC)                           7.000    11/01/2013    07/22/2011(B)        205,252
     120,000  Nassau, NY IDA (EBS North Hills LLC)                           7.000    11/01/2013    07/26/2011(B)        132,697
     125,000  Nassau, NY IDA (EBS North Hills LLC)                           7.000    11/01/2013    06/24/2011(B)        138,418
     125,000  Nassau, NY IDA (EBS North Hills LLC)                           7.000    11/01/2013    06/24/2011(B)        138,418
   6,475,000  New Rochelle, NY IDA (College of New Rochelle)(1)              5.500    07/01/2019    07/01/2011(A)      6,555,549
      15,000  New Windsor, NY GO(1)                                          5.300    05/01/2010    05/01/2010            15,061
   1,130,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)         5.650    08/01/2020(2) 08/01/2010(A)      1,131,650
   2,535,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)         5.750    02/01/2032    08/01/2010(A)      2,535,710
     150,000  Niagara County, NY IDA (American Ref-Fuel Company)(1)          5.550    11/15/2024    11/15/2015(D)        151,752
  12,925,000  Niagara County, NY IDA (Niagara Falls Memorial Medical
              Center)(1)                                                     5.500    11/01/2035    01/03/2025(C)     10,013,515
   1,160,000  Niagara County, NY IDA (Niagara Falls Memorial Medical
              Center)                                                        5.750    06/01/2018    04/03/2016(C)      1,092,755
   7,750,000  Niagara County, NY IDA (Solid Waste Disposal)(1)               5.450    11/15/2025    11/15/2012(D)      7,980,330
   9,510,000  Niagara County, NY IDA (Solid Waste Disposal)(1)               5.550    11/15/2024    02/01/2015(A)      9,792,732
  12,450,000  Niagara County, NY IDA (Solid Waste Disposal)(1)               5.625    11/15/2024    11/15/2014(D)     12,819,516
     175,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)       5.500    05/15/2019    05/15/2011(C)        170,464
      90,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)       5.500    05/15/2020    05/15/2012(C)         89,443
   1,175,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)       5.875    05/15/2022    05/15/2011(A)      1,177,374


                    7 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  1,105,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)       6.250%   05/15/2034    12/15/2023(C) $    1,088,005
     945,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)       6.250    05/15/2040    06/04/2028(C)        916,281
  11,995,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)       6.750    05/15/2029(2) 05/15/2011(A)     12,053,416
      20,000  Niagara County, NY Tobacco Asset Securitization Corp.
              (TASC)(1)                                                      5.750    05/15/2021    05/15/2011(A)         20,035
   1,000,000  Niagara Falls, NY Public Water Authority(1)                    5.500    07/15/2034    07/15/2015(A)      1,009,950
     115,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                     5.000    04/01/2013    04/01/2010(A)        115,177
      25,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                     5.500    04/01/2010    04/01/2010            25,000
   8,330,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                     5.625    04/01/2029(2) 04/01/2011(A)      8,342,412
      20,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                     5.750    04/01/2012    04/01/2010(A)         20,154
     210,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                     5.750    04/01/2019    04/01/2011(A)        211,226
   1,205,000  North Babylon, NY Volunteer Fire Company(1)                    5.750    08/01/2022    05/08/2017(C)      1,192,745
      25,000  North Hempstead, NY GO(1)                                      5.375    05/15/2016    05/15/2010(A)         25,139
     835,000  NY Capital District Youth Center(1)                            6.000    02/01/2017    08/01/2010(A)        842,482
     600,000  NY Carnegie Redevel. Corp.                                     6.500    09/01/2011    05/17/2010(C)        578,298
      65,000  NY Counties Tobacco Trust I(1)                                 5.875    06/01/2014    06/01/2011(A)         65,157
   4,670,000  NY Counties Tobacco Trust I(1)                                 6.300    06/01/2019(2) 06/01/2010(A)      4,701,803
   4,360,000  NY Counties Tobacco Trust I                                    6.500    06/01/2035    06/01/2011(A)      4,363,357
   3,295,000  NY Counties Tobacco Trust I                                    6.625    06/01/2042(2) 06/01/2011(A)      3,299,349
  16,200,000  NY Counties Tobacco Trust II (TASC)(1)                         5.250    06/01/2025    12/17/2011(C)     15,496,758
     150,000  NY Counties Tobacco Trust II (TASC)(1)                         5.500    06/01/2011    06/01/2011           149,912
     865,000  NY Counties Tobacco Trust II (TASC)(1)                         5.625    06/01/2035    06/04/2018(C)        775,187
   1,055,000  NY Counties Tobacco Trust II (TASC)(1)                         5.750    06/01/2013    06/01/2012(A)      1,058,925
   1,925,000  NY Counties Tobacco Trust II (TASC)                            5.750    06/01/2014    06/01/2012(A)      1,927,888
     750,000  NY Counties Tobacco Trust II (TASC)(1)                         5.750    06/01/2043    09/02/2025(C)        674,220


                    8 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  2,120,000  NY Counties Tobacco Trust II (TASC)(1)                         6.000%   06/01/2015    06/01/2012(A) $    2,130,833
   2,330,000  NY Counties Tobacco Trust II (TASC)(1)                         6.000    06/01/2016    06/01/2012(A)      2,337,223
   5,065,000  NY Counties Tobacco Trust III                                  5.000    06/01/2027    06/01/2010(B)      5,064,645
   4,980,000  NY Counties Tobacco Trust III(1)                               5.750    06/01/2033    09/26/2012(C)      4,705,901
  16,575,000  NY Counties Tobacco Trust III(1)                               6.000    06/01/2043    04/03/2018(C)     15,461,657
   3,355,000  NY Counties Tobacco Trust IV(1)                                4.250    06/01/2021    03/14/2012(C)      3,258,007
  38,400,000  NY Counties Tobacco Trust IV (TASC)(1)                         0.000(4) 06/01/2041    08/03/2019(C)     35,503,872
   4,520,000  NY Counties Tobacco Trust IV (TASC)(1)                         4.750    06/01/2026    05/18/2014(C)      4,069,989
  38,400,000  NY Counties Tobacco Trust IV (TASC)(1)                         6.650(5) 06/01/2041    07/02/2019(C)        425,088
     500,000  NY Grand Central BID (Grand Central District Management)(1)    5.000    01/01/2022    01/01/2014(A)        531,580
      25,000  NY MTA Commuter Facilities (Grand Central Terminal)            5.400    07/01/2011    10/01/2010(A)         25,074
      85,000  NY MTA Commuter Facilities (Grand Central Terminal)            5.500    07/01/2012    10/01/2010(A)         85,249
      25,000  NY MTA Commuter Facilities, Series(1)                          5.625    07/01/2016(2) 10/01/2010(A)         26,110
       5,000  NY MTA Commuter Facilities, Series B                           5.000    07/01/2017    10/01/2010(B)          5,017
      50,000  NY MTA Commuter Facilities, Series B                           5.125    07/01/2024    10/01/2010(A)         50,185
       5,000  NY MTA Commuter Facilities, Series D(1)                        5.000    07/01/2016    10/01/2010(A)          5,191
  20,250,000  NY MTA Service Contract, Series A(1)                           5.125    01/01/2029    07/01/2012(A)     20,585,948
  35,460,000  NY MTA Service Contract, Series A(1)                           5.750    07/01/2031    07/01/2012(A)     37,342,926
  33,290,000  NY MTA Service Contract, Series B(1)                           5.250    01/01/2031    07/01/2012(A)     33,844,611
  53,800,000  NY MTA, Series A(1)                                            5.000    11/15/2025    11/15/2012(A)     55,448,970
     270,000  NY MTA, Series A(1)                                            5.000    11/15/2030    11/15/2012(A)        272,292
     320,000  NY MTA, Series A(1)                                            5.000    11/15/2030    11/15/2012(A)        323,110
   4,180,000  NY MTA, Series A(1)                                            5.125    11/15/2021    11/15/2012(A)      4,352,007
   9,255,000  NY MTA, Series A(1)                                            5.125    11/15/2031    11/15/2012(A)      9,462,497
     225,000  NY MTA, Series A(1)                                            5.250    11/15/2031    11/15/2012(A)        228,395
      50,000  NY MTA, Series E(1)                                            5.500    11/15/2021    11/15/2012(A)         52,989
      45,000  NY New Hartford-Sunset Wood Funding Corp.(1)                   5.950    08/01/2027    08/01/2010(A)         45,164
   4,050,000  NY Newark-Wayne Community Hospital(1)                          5.875    01/15/2033    07/15/2010(A)      4,162,874
   1,080,000  NY Newark-Wayne Community Hospital(1)                          7.600    09/01/2015    09/01/2010(A)      1,080,130


                    9 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     50,000  NY Oneida Healthcare Corp. (Oneida Health Systems)(1)          5.300%   02/01/2021    03/11/2019(C) $       49,308
   3,895,000  NY Oneida Healthcare Corp. (Oneida Health Systems)(1)          5.500    02/01/2016(2) 02/01/2013(A)      3,960,670
   5,000,000  NY Seneca Nation Indians Capital Improvements(1)               5.250    12/01/2016    06/14/2015(C)      4,720,950
     500,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.250    06/01/2020    06/01/2013(A)        531,605
   2,220,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.250    06/01/2021    06/01/2013(A)      2,354,821
     130,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2014    06/01/2010(A)        130,464
   8,250,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2015    06/01/2010(A)      8,308,988
  11,900,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2016    06/01/2010(A)     11,976,993
   5,020,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2017    06/01/2011(A)      5,247,908
  21,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2018    06/01/2012(A)     22,405,740
  20,500,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2019    06/01/2013(A)     22,171,775
  11,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2020    06/01/2013(A)     11,760,100
  18,395,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                5.500    06/01/2021    06/01/2013(A)     19,612,381
      40,000  NY Triborough Bridge & Tunnel Authority(1)                     5.000    01/01/2024    10/01/2010(A)         40,144
 170,680,000  NY TSASC, Inc. (TFABs)(1)                                      4.750    06/01/2022    10/09/2011(B)    164,404,096
  91,000,000  NY TSASC, Inc. (TFABs)(1)                                      5.000    06/01/2026    06/28/2016(C)     83,870,150
  14,740,000  NY TSASC, Inc. (TFABs)(1)                                      5.000    06/01/2034    04/20/2020(C)     12,280,926
     430,000  NY TSASC, Inc. (TFABs)(1)                                      5.250    07/15/2011    07/15/2011           455,981
     180,000  NY Valley Health Devel. Corp.(1)                               6.750    05/20/2022    05/20/2015(A)        189,405
       5,000  NYC GO                                                         5.000    08/01/2015    08/01/2010(A)          5,041
     425,000  NYC GO(1)                                                      5.000    08/01/2020    08/01/2014(A)        451,847
       5,000  NYC GO(1)                                                      5.000    08/01/2022    02/01/2011(A)          5,029
     500,000  NYC GO(1)                                                      5.000    08/01/2022    08/01/2015(A)        522,235
       5,000  NYC GO(1)                                                      5.000    08/01/2022    08/01/2010(A)          5,019
      40,000  NYC GO(1)                                                      5.000    09/15/2022    09/15/2013(A)         41,492
  29,000,000  NYC GO(6)                                                      5.000    06/01/2023    06/01/2015(A)     30,353,865
     615,000  NYC GO(1)                                                      5.000    08/01/2023    08/01/2015(A)        644,545
   8,065,000  NYC GO(1)                                                      5.000    08/01/2023    08/01/2019(A)      8,694,151
  10,000,000  NYC GO(6)                                                      5.000    08/15/2023    02/15/2013(A)     10,503,718
  11,340,000  NYC GO(6)                                                      5.000    12/01/2023    02/15/2013(A)     11,946,085


                    10 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$ 17,565,000  NYC GO(1)                                                      5.000%   08/01/2024    08/01/2016(A) $   18,508,065
   3,650,000  NYC GO(1)                                                      5.000    12/01/2024    12/01/2014(A)      3,838,705
      10,000  NYC GO(1)                                                      5.000    03/15/2029    03/15/2011(A)         10,056
      10,000  NYC GO(1)                                                      5.000    03/15/2029    03/15/2011(A)         10,056
   1,000,000  NYC GO(3)                                                      5.000    10/15/2029    10/15/2013(A)      1,026,700
  10,000,000  NYC GO(6)                                                      5.000    04/01/2030    04/01/2015(A)     10,319,043
       5,000  NYC GO(1)                                                      5.125    08/01/2011    08/01/2010(A)          5,018
      15,000  NYC GO(1)                                                      5.125    08/01/2018    08/01/2010(A)         15,124
   2,860,000  NYC GO(1)                                                      5.125    08/01/2022    08/01/2010(A)      2,862,831
       5,000  NYC GO(1)                                                      5.125    03/15/2025    03/15/2012(A)          5,105
       5,000  NYC GO(1)                                                      5.125    08/01/2025    08/01/2010(A)          5,017
      10,000  NYC GO(1)                                                      5.125    08/01/2025    08/01/2010(A)         10,036
      15,000  NYC GO(1)                                                      5.125    08/01/2025    08/01/2010(A)         15,054
      35,000  NYC GO(1)                                                      5.250    08/01/2011    08/01/2010(A)         35,135
      25,000  NYC GO(1)                                                      5.250    05/01/2012    05/01/2010(A)         25,090
       5,000  NYC GO                                                         5.250    08/01/2012    08/01/2010(A)          5,018
       5,000  NYC GO                                                         5.250    08/01/2014    08/01/2010(A)          5,018
       5,000  NYC GO                                                         5.250    08/01/2015    08/01/2010(A)          5,018
      10,000  NYC GO(1)                                                      5.250    05/01/2021    05/01/2010(A)         10,035
       5,000  NYC GO(1)                                                      5.250    11/15/2021(2) 05/15/2010(A)          5,006
       5,000  NYC GO(1)                                                      5.250    01/15/2023    01/15/2013(A)          5,573
      20,000  NYC GO(1)                                                      5.250    01/15/2023    01/15/2013(A)         20,722
   1,000,000  NYC GO(1)                                                      5.250    08/15/2024    08/15/2014(A)      1,060,340
     140,000  NYC GO(1)                                                      5.250    06/01/2027    06/01/2012(A)        143,385
     220,000  NYC GO(1)                                                      5.250    01/15/2028    01/15/2013(A)        226,706
     180,000  NYC GO(1)                                                      5.250    01/15/2033    01/15/2013(A)        184,428
       5,000  NYC GO(1)                                                      5.300    08/01/2024    08/01/2010(A)          5,022
      70,000  NYC GO(1)                                                      5.300    01/15/2026    01/15/2013(A)         72,337
       5,000  NYC GO                                                         5.375    08/01/2015    08/01/2010(A)          5,043
      40,000  NYC GO(1)                                                      5.375    08/01/2017    08/01/2010(A)         41,083
      10,000  NYC GO(1)                                                      5.375    08/01/2017    08/01/2010(A)         10,258
      50,000  NYC GO(1)                                                      5.375    03/01/2027    03/01/2013(A)         51,790
       5,000  NYC GO(1)                                                      5.375    08/01/2027    08/01/2010(A)          5,021
  10,000,000  NYC GO(1)                                                      5.500    04/01/2022    04/01/2019(A)     11,219,200
      90,000  NYC GO(1)                                                      5.500    08/01/2022    08/01/2010(A)         90,120
      70,000  NYC GO(1)                                                      5.500    08/01/2022    08/01/2010(A)         70,093
     810,000  NYC GO(1)                                                      5.500    06/01/2023    06/01/2013(A)        848,945
     150,000  NYC GO(1)                                                      5.500    05/15/2024(2) 05/15/2012(A)        152,462
   1,480,000  NYC GO(1)                                                      5.500    05/15/2024(2) 05/15/2012(A)      1,497,449
      20,000  NYC GO(1)                                                      5.500    02/15/2026    08/15/2010(A)         20,023
      50,000  NYC GO(1)                                                      5.500    02/15/2026    08/15/2010(A)         50,057


                    11 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    850,000  NYC GO(1)                                                      5.500%   06/01/2028    06/01/2012(A) $      874,914
      90,000  NYC GO(1)                                                      5.500    11/15/2037    05/15/2010(A)         90,082
      15,000  NYC GO(1)                                                      5.600    12/01/2010    06/01/2010(A)         15,130
      30,000  NYC GO(1)                                                      5.600    12/01/2013    06/01/2010(A)         30,234
      95,000  NYC GO(1)                                                      5.625    10/01/2020    04/01/2010(A)         95,369
     220,000  NYC GO(1)                                                      5.700    08/15/2010    08/15/2010           221,003
      10,000  NYC GO(1)                                                      5.750    05/15/2012    05/15/2010(A)         10,044
      10,000  NYC GO                                                         5.750    05/15/2012    05/15/2010(A)         10,041
     570,000  NYC GO(1)                                                      5.750    03/01/2018    03/01/2013(A)        628,653
     500,000  NYC GO(1)                                                      5.750    08/01/2018    08/01/2012(A)        544,475
     310,000  NYC GO(1)                                                      5.750    08/01/2018    08/01/2012(A)        337,575
      20,000  NYC GO                                                         5.875    08/01/2015    08/01/2010(A)         20,084
   4,155,000  NYC GO(1)                                                      5.875    06/01/2019    06/01/2012(A)      4,353,900
   5,450,000  NYC GO(1)                                                      5.875    08/01/2019    08/01/2012(A)      5,950,256
      60,000  NYC GO                                                         6.000    05/15/2011    05/15/2010(A)         60,263
       5,000  NYC GO                                                         6.000    02/01/2012    08/01/2010(A)          5,022
       5,000  NYC GO                                                         6.000    08/01/2017    08/01/2010(A)          5,022
      10,000  NYC GO(1)                                                      6.000    05/15/2018    05/15/2010(A)         10,163
       5,000  NYC GO(1)                                                      6.000    02/01/2022    08/01/2010(A)          5,021
      15,000  NYC GO(1)                                                      6.000    05/15/2022    05/15/2010(A)         15,188
      35,000  NYC GO(1)                                                      6.000    02/15/2024    08/01/2010(A)         35,058
     590,000  NYC GO(1)                                                      6.350    05/15/2014    05/15/2010(A)        594,053
   1,020,000  NYC GO(1)                                                      6.500    05/15/2017    05/15/2010(A)      1,037,197
     110,000  NYC GO(1)                                                      6.500    05/15/2017    05/15/2010(A)        111,939
       5,000  NYC GO(1)                                                      7.000    12/01/2010    06/01/2010(A)          5,052
       5,000  NYC GO(1)                                                      7.000    02/01/2011    08/01/2010(A)          5,110
      80,000  NYC GO(1)                                                      7.000    02/01/2012    08/01/2010(A)         81,671
       5,000  NYC GO(1)                                                      7.000    02/01/2018    08/01/2010(A)          5,026
      45,000  NYC GO(1)                                                      7.750    08/15/2027    08/15/2010(A)         45,777
     450,000  NYC GO RIBS                                                   11.145(7) 09/01/2011    08/01/2010(A)        453,825
     262,196  NYC HDC (Bay Towers)                                           6.500    08/15/2017    07/15/2010(A)        262,768
   2,974,158  NYC HDC (East Midtown Plaza)                                   6.500    11/15/2018    07/15/2010(A)      2,984,300
      29,809  NYC HDC (Essex Terrace)                                        6.500    07/15/2018    07/15/2018            29,911
   1,120,284  NYC HDC (Keith Plaza)                                          6.500    02/15/2018    07/15/2010(A)      1,124,105
     235,316  NYC HDC (Kingsbridge Arms)                                     6.500    08/15/2017    07/15/2010(A)        235,848
     565,000  NYC HDC (Multifamily Hsg.)(1)                                  5.050    11/01/2023    11/01/2012(A)        570,079
     515,000  NYC HDC (Multifamily Hsg.)(1)                                  5.100    11/01/2027    05/01/2017(A)        521,695
     400,000  NYC HDC (Multifamily Hsg.)(1)                                  5.600    11/01/2019    11/01/2010(A)        402,328
     900,000  NYC HDC (Multifamily Hsg.), Series A(1)                        5.375    11/01/2023    05/01/2012(A)        911,880
     255,000  NYC HDC (Multifamily Hsg.), Series E(1)                        6.250    05/01/2036    11/01/2010(A)        256,563


                    12 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     50,000  NYC HDC (The Animal Medical Center)(1)                         5.500%   12/01/2033    12/01/2010(A) $       50,093
     114,734  NYC HDC (Trinity)                                              6.500    11/15/2018    07/15/2010(A)        120,777
     185,000  NYC HDC, Series A(1)                                           5.000    07/01/2010    07/01/2010           187,109
  13,000,000  NYC HDC, Series A(1)                                           5.000    07/01/2025    07/01/2015(A)     13,496,990
   2,215,000  NYC HDC, Series C(1)                                           5.000    11/01/2026    11/01/2015(A)      2,232,078
  23,585,000  NYC Health & Hospital Corp.(1)                                 5.000    02/15/2020    08/15/2010(A)     23,651,981
  27,750,000  NYC Health & Hospital Corp.(1)                                 5.250    02/15/2017(2) 08/15/2010(A)     27,824,648
     100,000  NYC Health & Hospital Corp.(1)                                 5.375    02/15/2026    02/15/2012(A)        101,382
   9,400,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)             5.500    07/01/2028    09/16/2023(C)      7,814,784
   9,185,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)             6.000    07/01/2015    03/09/2013(C)      8,867,842
   1,840,000  NYC IDA (Beth Abraham Health Services)(1)                      6.000    02/15/2013    12/10/2010(C)      1,872,586
     515,000  NYC IDA (Beth Abraham Health Services)(1)                      6.000    11/15/2013    06/28/2010(C)        526,284
     245,000  NYC IDA (Beth Abraham Health Services)                         6.000    11/15/2013    10/04/2010(C)        250,368
     645,000  NYC IDA (Calhoun School)(1)                                    6.250    12/01/2016    11/22/2012(C)        634,254
   4,450,000  NYC IDA (Calhoun School)(1)                                    6.250    12/01/2017    12/06/2013(C)      4,351,522
     500,000  NYC IDA (Center for Elimination of Family Violence)(1)         6.250    11/01/2016    03/25/2013(C)        484,710
   7,015,000  NYC IDA (Chapin School)(1)                                     4.800    11/01/2018    09/21/2014(C)      6,514,269
     615,000  NYC IDA (Comprehensive Care Management)(1)                     5.625    11/01/2015    11/01/2014(A)        619,785
     470,000  NYC IDA (Comprehensive Care Management)(1)                     5.625    11/01/2015    11/01/2014(A)        473,657
   2,280,000  NYC IDA (Comprehensive Care Management)(1)                     5.750    08/01/2018    12/04/2014(C)      2,126,533
   2,385,000  NYC IDA (Comprehensive Care Management)(1)                     5.750    11/01/2018    12/04/2014(C)      2,220,888
   2,485,000  NYC IDA (Comprehensive Care Management)(1)                     5.750    05/01/2019    12/03/2015(C)      2,278,223
     595,000  NYC IDA (Family Support Systems)(1)                            6.500    11/01/2014    02/02/2012(C)        591,948
   3,340,000  NYC IDA (Gateway School of New York)(1)                        5.300    06/01/2019    05/01/2015(C)      3,088,832
     740,000  NYC IDA (Global Country World Peace)(1)                        6.250    11/01/2015    01/19/2013(C)        649,483
     695,000  NYC IDA (Global Country World Peace)(1)                        6.250    11/01/2025    12/20/2012(C)        609,988
     870,000  NYC IDA (Gourmet Boutique)(1)                                  5.250    05/01/2013    08/21/2010(C)        790,117
   1,465,000  NYC IDA (Guttmacher Institute)(1)                              5.250    12/01/2016    12/29/2012(C)      1,342,541
     500,000  NYC IDA (Independent Living Assoc.)(1)                         6.200    07/01/2020    05/04/2015(C)        468,245


                    13 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$ 16,350,000  NYC IDA (JFK International Airport)(1)                         8.000%   08/01/2012    08/01/2012    $   16,695,966
  21,875,000  NYC IDA (Liberty-7 World Trade Center)(1)                      6.250    03/01/2015    03/01/2012(A)     22,055,031
   5,000,000  NYC IDA (Liberty-7 World Trade Center)                         6.500    03/01/2035    03/01/2012(A)      5,020,550
   2,030,000  NYC IDA (Lycee Francais De New York)(1)                        5.375    06/01/2023    12/01/2012(A)      2,074,031
   2,355,000  NYC IDA (Lycee Francais De New York)(1)                        5.500    06/01/2013    12/01/2012(A)      2,553,409
     730,000  NYC IDA (Lycee Francais De New York)(1)                        5.500    06/01/2015    12/01/2012(A)        775,443
   2,880,000  NYC IDA (Lycee Francais De New York)(1)                        5.500    06/01/2016    12/01/2012(A)      3,032,266
   2,000,000  NYC IDA (Lycee Francais De New York)(1)                        5.500    06/01/2017    12/01/2012(A)      2,084,820
   3,210,000  NYC IDA (Lycee Francais De New York)(1)                        5.500    06/01/2018    12/01/2012(A)      3,328,802
     650,000  NYC IDA (Manhattan Community Access Corp.)(1)                  5.250    12/01/2016    12/24/2012(C)        595,355
   3,490,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)    5.375    11/01/2016    03/18/2013(C)      3,260,812
     380,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)    5.375    11/01/2018    09/13/2014(C)        347,164
   1,860,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)    5.375    11/01/2018    10/05/2014(C)      1,699,277
     250,000  NYC IDA (Marymount School of New York)(1)                      5.125    09/01/2021    09/01/2012(A)        253,623
   1,270,000  NYC IDA (Metro Biofuels)(1)                                    5.500    11/01/2013    12/12/2011(C)      1,181,684
   1,700,000  NYC IDA (Metropolitan College of New York)(1)                  5.750    03/01/2020    03/14/2018(C)      1,605,378
   4,585,000  NYC IDA (Montefiore Medical Center Corp.)(1)                   5.125    11/01/2025    11/01/2010(A)      4,616,178
   5,865,000  NYC IDA (Montefiore Medical Center Corp.)(1)                   5.125    11/01/2035    10/01/2010(A)      5,886,642
     250,000  NYC IDA (Queens Baseball Stadium)(1)                           5.000    01/01/2025    01/01/2025           241,130
   1,020,000  NYC IDA (Reece School)(1)                                      6.500    12/01/2017    12/14/2013(C)        977,017
     325,000  NYC IDA (Rockefeller Foundation)                               5.375    07/01/2023    10/01/2010(A)        326,138
   3,250,000  NYC IDA (Rosco, Inc.)(1)                                       5.625    06/01/2022    06/01/2019(C)      3,154,970
   1,000,000  NYC IDA (Royal Charter NY Presbyterian)(1)                     5.750    12/15/2029    12/15/2011(A)      1,060,200
   4,375,000  NYC IDA (Samaritan Aids Services)(1)                           5.000    11/01/2024    11/01/2011(A)      4,457,031
     500,000  NYC IDA (Services for the Underserved/Young Adult
              Institute Obligated Group)(1)                                  4.350    07/01/2011    07/01/2011           489,405


                    14 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    560,000  NYC IDA (Showman Fabricators)(1)                               7.125%   11/01/2013    03/24/2011(C) $      527,806
     100,000  NYC IDA (Special Needs Facilities Pooled Program)              4.150    07/01/2014    04/08/2012(C)         98,124
     200,000  NYC IDA (Special Needs Facilities Pooled Program)              5.800    07/01/2023    10/12/2021(C)        175,852
     955,000  NYC IDA (Stallion)(1)                                          5.000    11/01/2016    11/03/2013(C)        807,691
     480,000  NYC IDA (Stallion)(1)                                          5.500    11/01/2017    11/01/2017           415,531
   1,170,000  NYC IDA (Studio School)(1)                                     6.250    11/01/2018    11/12/2016(C)      1,115,162
   8,605,000  NYC IDA (Terminal One Group Assoc.)(1)                         5.500    01/01/2017    01/01/2016(D)      9,018,298
  11,820,000  NYC IDA (Terminal One Group Assoc.)(1)                         5.500    01/01/2018    01/01/2016(D)     12,351,191
  14,620,000  NYC IDA (Terminal One Group Assoc.)(1)                         5.500    01/01/2019    01/01/2016(D)     15,149,975
  15,245,000  NYC IDA (Terminal One Group Assoc.)(1)                         5.500    01/01/2020    01/01/2016(D)     15,681,922
   9,750,000  NYC IDA (Terminal One Group Assoc.)(1)                         5.500    01/01/2021    01/01/2016(D)      9,965,768
  48,790,000  NYC IDA (Terminal One Group Assoc.)(1)                         5.500    01/01/2024    01/01/2016(D)     49,408,657
     960,000  NYC IDA (The Child School)(1)                                  7.000    06/01/2013    12/26/2010(C)        972,787
   7,285,000  NYC IDA (Unicef)(1)                                            5.050    11/01/2018    09/30/2014(C)      6,725,876
   1,000,000  NYC IDA (United Nations School)(1)                             6.350    12/01/2015    06/01/2010(A)      1,002,930
   1,000,000  NYC IDA (Urban Resource Institute)(1)                          5.250    03/01/2023    03/01/2013(A)      1,015,880
     725,000  NYC IDA (Urban Resource Institute)(1)                          6.500    11/01/2013    04/09/2011(C)        710,500
     830,000  NYC IDA (Vaughn College Aeronautics)(1)                        5.000    12/01/2016    09/15/2013(C)        781,827
   2,525,000  NYC IDA (Vaughn College Aeronautics)(1)                        5.000    12/01/2016    10/21/2012(C)      2,378,449
   5,400,000  NYC IDA (Visy Paper)(1)                                        7.800    01/01/2016    11/02/2012(C)      5,186,808
     765,000  NYC IDA (Vocational Instruction)                               7.250(8) 02/01/2013    10/21/2010(C)        632,135
   4,880,000  NYC IDA (Yeled Yalda Early Childhood)(1)                       5.350    11/01/2017    10/02/2013(C)      4,430,796
   5,055,000  NYC IDA (YMCA of Greater New York)(1)                          5.250    08/01/2021    02/01/2011(A)      5,085,330
   5,905,000  NYC IDA (YMCA of Greater New York)(1)                          5.800    08/01/2016(2) 10/01/2010(A)      5,915,452
     200,000  NYC IDA (Zeluck, Inc.)                                         6.250    11/01/2011    11/01/2011           200,012
     140,000  NYC Municipal Water Finance Authority(1)                       5.000    06/15/2029    06/15/2010(A)        141,366
      50,000  NYC Municipal Water Finance Authority(1)                       5.750    06/15/2013(2) 06/15/2010(A)         53,417
  33,745,000  NYC Transitional Finance Authority(1)                          5.000    08/01/2028    08/01/2013(A)     34,828,889


                    15 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  3,880,000  NYC Trust for Cultural Resources
              (Museum of American Folk Art)                                  6.000%   07/01/2022(2) 03/01/2020(C) $    2,152,624
   2,720,000  NYC Trust for Cultural Resources
              (Museum of American Folk Art)                                  6.125    07/01/2030(2) 04/03/2027(C)      1,505,901
     250,000  NYC Trust for Cultural Resources
              (Museum of Modern Art)(1)                                      5.125    07/01/2031    07/01/2012(A)        254,205
     935,000  NYC Trust for Cultural Resources
              (Museum of Modern Art)(1)                                      5.500    01/01/2021    10/01/2010(A)        938,132
     250,000  NYS DA (Augustana Lutheran Home)(1)                            5.500    02/01/2041(2) 02/01/2013(A)        255,498
      25,000  NYS DA (Brookdale Hospital Medical Center)(1)                  5.200    02/15/2016    08/15/2010(A)         25,042
      65,000  NYS DA (Brookdale Hospital Medical Center)(1)                  5.300    02/15/2017    08/15/2010(A)         65,098
     110,000  NYS DA (Brooklyn Hospital Center)(1)                           5.100    02/01/2019    02/01/2011(A)        110,607
      75,000  NYS DA (Canisius College)(1)                                   5.000    07/01/2019    07/01/2019            73,472
   1,300,000  NYS DA (Canisius College)(1)                                   5.000    07/01/2022    07/01/2022         1,233,063
      50,000  NYS DA (Carmel Richmond Nursing Home)(1)                       5.000    07/01/2018    07/01/2010(A)         50,555
   1,120,000  NYS DA (Catskill Regional Medical Center)                      5.250    02/15/2023    02/15/2015(A)      1,173,234
   1,350,000  NYS DA (Chapel Oaks)(1)                                        5.375    07/01/2017(2) 10/01/2010(A)      1,364,648
   3,290,000  NYS DA (Chapel Oaks)(1)                                        5.450    07/01/2026    07/01/2010(A)      3,299,706
      65,000  NYS DA (City University)(1)                                    5.000    07/01/2026    07/01/2010(A)         65,057
     145,000  NYS DA (City University)(1)                                    5.250    07/01/2025    07/01/2010(A)        146,302
  10,000,000  NYS DA (City University)(1)                                    5.250    07/01/2025    10/01/2010(A)     10,089,800
      20,000  NYS DA (Culinary Institute of America)(1)                      5.000    07/01/2022    07/01/2011(A)         20,057
      25,000  NYS DA (D'Youville College)                                    4.700    07/01/2012    07/01/2011(A)         26,078
     145,000  NYS DA (D'Youville College)                                    5.250    07/01/2025    08/07/2023(C)        144,987
     350,000  NYS DA (Dept. of Health)(1)                                    5.000    07/01/2021    07/01/2014(A)        364,508
      10,000  NYS DA (Dept. of Health)(1)                                    5.000    07/01/2024    07/01/2010(A)         10,017
      35,000  NYS DA (Dept. of Health)(1)                                    5.000    07/01/2028    07/01/2010(A)         35,041
     880,000  NYS DA (Dept. of Health)(1)                                    5.250    07/01/2023    07/01/2014(A)        919,046
   1,345,000  NYS DA (Dept. of Health)(1)                                    5.500    07/01/2021    10/01/2010(A)      1,349,600
     240,000  NYS DA (Dept. of Mental Hygiene)(1)                            5.000    02/15/2023    08/15/2010(A)        240,607
   2,525,000  NYS DA (Ellis Hospital)(1)                                     5.050    08/15/2024    08/15/2014(A)      2,598,604
     120,000  NYS DA (Ellis Hospital)(1)                                     5.500    08/01/2015    08/01/2010(A)        120,226
     150,000  NYS DA (Ellis Hospital)(1)                                     5.600    08/01/2025    08/01/2010(A)        150,087
     175,000  NYS DA (Ellis Hospital)(1)                                     5.625    08/01/2035(2) 08/01/2010(A)        175,051
      50,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)(1)                     5.500    07/01/2010(2) 07/01/2010            50,189
     785,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)(1)                     5.750    07/01/2017    10/01/2010(A)        787,308


                    16 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     30,000  NYS DA (Fordham University)(1)                                 5.000%   07/01/2028    07/01/2010(A) $       30,034
   3,835,000  NYS DA (Frances Schervier Home &
              Hospital Obligated Group)(1)                                   5.500    07/01/2017(2) 10/01/2010(A)      3,836,611
  10,055,000  NYS DA (Frances Schervier Home &
              Hospital Obligated Group)(1)                                   5.500    07/01/2027(2) 10/01/2010(A)     10,064,251
      35,000  NYS DA (German Masonic Home)(1)                                5.950    08/01/2026(2) 08/01/2010(A)         35,030
     165,000  NYS DA (German Masonic Home)(1)                                6.000    08/01/2036    08/01/2010(A)        165,112
      15,000  NYS DA (Green Chimneys School)(1)                              5.500    07/01/2018    07/01/2010(A)         15,193
   1,000,000  NYS DA (GSHMC/CHSLI Obligated Group)(1)                        5.750    07/01/2014    10/01/2010(A)      1,012,150
   1,000,000  NYS DA (Health Center/BFCC/USBFCC Obligated Group)(1)          5.000    11/15/2019    11/15/2011(A)      1,023,910
  10,565,000  NYS DA (Hospital)(1)                                           6.450    08/15/2024    08/15/2012(A)     11,136,355
   2,050,000  NYS DA (Hunts Point Multi-Service Center)(1)                   5.625    07/01/2022    07/01/2010(A)      2,052,091
      35,000  NYS DA (John T. Mather Memorial Hospital)                      5.250    07/01/2015    10/01/2010(A)         35,021
     170,000  NYS DA (John T. Mather Memorial Hospital)                      5.375    07/01/2019    11/02/2017(C)        168,642
   1,645,000  NYS DA (John T. Mather Memorial Hospital)(1)                   5.750    07/01/2025    02/27/2023(C)      1,594,531
  15,210,000  NYS DA (Kaleida Health)(1)                                     5.050    02/15/2025    02/15/2014(A)     15,426,286
     965,000  NYS DA (L.I. University)                                       5.125    09/01/2010    09/01/2010           979,012
   1,015,000  NYS DA (L.I. University)(1)                                    5.250    09/01/2028    10/08/2026(C)        999,653
      45,000  NYS DA (La Salle School)(1)                                    5.000    07/01/2018    07/01/2010(A)         45,335
     725,000  NYS DA (Le Moyne College)(1)                                   5.000    07/01/2018    10/01/2010(A)        726,820
   1,100,000  NYS DA (Leake & Watts Services)(1)                             5.000    07/01/2023    07/01/2014(A)      1,150,413
      10,000  NYS DA (Lenox Hill Hospital Obligated Group)(1)                5.750    07/01/2016    07/01/2016             9,691
   2,000,000  NYS DA (Lenox Hill Hospital Obligated Group)(1)                5.750    07/01/2017    07/01/2017         1,982,300
     100,000  NYS DA (Manhattan College)                                     5.500    07/01/2019    07/01/2013(A)        101,859
     110,000  NYS DA (March of Dimes)                                        5.600    07/01/2012    10/01/2010(A)        110,350
     615,000  NYS DA (Master BOCES Program)(1)                               5.250    08/15/2023    08/15/2013(A)        637,583
      15,000  NYS DA (Memorial Hospital of William F. &
              Gertrude F. Jones)                                             5.250    08/01/2025    02/01/2011(A)         15,087
     225,000  NYS DA (Menorah Campus)                                        6.100    02/01/2037    08/01/2010(A)        234,324
     100,000  NYS DA (Mental Health Services Facilities)(1)                  5.250    08/15/2013    08/15/2010(A)        100,820
     225,000  NYS DA (Mental Health Services Facilities)(1)                  5.250    02/15/2023    02/15/2014(A)        234,241
     850,000  NYS DA (Millard Fillmore Hospital)(1)                          5.375    02/01/2017    08/01/2010(A)        850,876
   5,410,000  NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                 6.875    07/01/2019(2) 07/01/2012(A)      5,532,266


                    17 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    200,000  NYS DA (Montefiore Medical Center)(1)                          5.000%   02/01/2028    06/01/2025(C) $      199,518
      25,000  NYS DA (Mount Sinai Hospital/NYU Hospitals Center/Hospital
              for Joint Diseases Orthopedic Institute Obligated Group)(1)    6.000    07/01/2011    07/01/2010(A)         25,523
      75,000  NYS DA (Mount Sinai School of Medicine)(1)                     5.000    07/01/2015    10/01/2010(A)         75,104
      80,000  NYS DA (Mount Sinai School of Medicine)(1)                     5.000    07/01/2016    07/01/2010(A)         80,075
   1,125,000  NYS DA (Mount Sinai School of Medicine)(1)                     5.000    07/01/2021    10/01/2010(A)      1,125,270
   4,000,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)      5.000    07/01/2013    10/01/2010(A)      4,009,080
  12,850,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)      5.500    07/01/2026    07/01/2010(A)     12,856,554
      40,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)      6.000    07/01/2013    07/01/2011(A)         40,749
  34,875,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)      6.500    07/01/2025    07/01/2011(A)     35,358,368
   7,710,000  NYS DA (Mt. Sinai Hospital)(1)                                 6.500    07/01/2015    07/01/2010(A)      7,853,329
   9,095,000  NYS DA (Mt. Sinai Hospital)(1)                                 6.500    07/01/2016    07/01/2010(A)      9,255,891
      35,000  NYS DA (Mt. Sinai Hospital)(1)                                 6.625    07/01/2018    07/01/2011(A)         35,575
   3,665,000  NYS DA (Mt. Sinai Hospital)(1)                                 6.625    07/01/2019    07/01/2011(A)      3,723,347
   7,950,000  NYS DA (Mt. Sinai/NYU Health)(1)                               5.500    07/01/2026    07/01/2010(A)      7,954,055
     295,000  NYS DA (Mt. Sinai/NYU Health)(1)                               6.000    07/01/2010    07/01/2010           298,419
     200,000  NYS DA (Mt. Sinai/NYU Health)(1)                               6.100    07/01/2012    07/01/2010(A)        204,062
   7,205,000  NYS DA (Mt. Sinai/NYU Health)(1)                               6.500    07/01/2017    07/01/2010(A)      7,325,107
   6,400,000  NYS DA (Mt. Sinai/NYU Health)(1)                               6.750    07/01/2020    07/01/2011(A)      6,501,120
      40,000  NYS DA (Municipal Health Facilities)(1)                        5.500    05/15/2016    05/15/2010(A)         40,133
     400,000  NYS DA (Municipal Health Facilities)(1)                        5.500    05/15/2017    05/15/2010(A)        401,328
     360,000  NYS DA (Municipal Health Facilities)(1)                        5.500    05/15/2024    05/15/2010(A)        360,436
      10,000  NYS DA (New York & Presbyterian Hospital)(1)                   5.000    02/01/2019    08/01/2010(A)         10,177
     255,000  NYS DA (New York & Presbyterian Hospital)(1)                   5.000    08/01/2032    08/01/2010(A)        255,064
      50,000  NYS DA (New York Downtown Hospital)(1)                         5.100    02/15/2012    08/15/2010(A)         50,150
      30,000  NYS DA (New York Downtown Hospital)(1)                         5.300    02/15/2020    08/15/2010(A)         30,028
      20,000  NYS DA (New York Hospital Medical Center of Queens)(1)         5.450    08/15/2019    08/15/2011(A)         20,230


                    18 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    100,000  NYS DA (New York Medical College)                              5.000%   07/01/2021    07/01/2010(A) $      100,797
   1,000,000  NYS DA (New York Methodist Hospital)(1)                        5.250    07/01/2024    03/02/2022(C)        983,190
   4,200,000  NYS DA (North General Hospital)(1)                             5.750    02/15/2019    02/15/2013(A)      4,445,280
   3,750,000  NYS DA (North General Hospital)(1)                             5.750    02/15/2020    02/15/2013(A)      3,950,663
      35,000  NYS DA (North Shore University Hospital)(1)                    5.000    11/01/2023    06/22/2021(C)         34,524
   1,075,000  NYS DA (Northeast Parent & Child)(1)                           5.500    07/01/2018    10/01/2010(A)      1,079,085
       5,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                 5.000    11/01/2023    11/01/2023             4,932
  10,485,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                 5.200    11/01/2017    11/01/2010(A)     10,529,352
     200,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                 5.250    11/01/2019    05/01/2010(A)        200,482
   1,400,000  NYS DA (NYU Hospitals Center)(1)                               5.250    07/01/2024    01/27/2018(C)      1,371,020
  14,170,000  NYS DA (NYU)(1)                                                5.250    07/01/2027    07/01/2019(A)     15,550,300
   2,000,000  NYS DA (Park Ridge Hsg.)(1)                                    6.375    08/01/2020(2) 08/01/2010(A)      2,033,400
   1,595,000  NYS DA (Park Ridge Hsg.)(1)                                    6.500    08/01/2025(2) 08/01/2010(A)      1,624,890
   3,680,000  NYS DA (Providence Rest)(1)                                    5.000    07/01/2021    07/12/2020(C)      2,962,179
   1,250,000  NYS DA (Providence Rest)(1)                                    5.125    07/01/2030    08/06/2028(C)        879,825
     155,000  NYS DA (Resurrection Rest Home Castleton on Hudson)(1)         6.050    08/01/2035(2) 08/01/2010(A)        155,098
   8,730,000  NYS DA (Rochester General Hospital)(1)                         5.000    12/01/2025    10/25/2021(C)      8,232,914
      50,000  NYS DA (Rochester Institute of Technology)(1)                  5.250    07/01/2025    07/01/2012(A)         51,985
   5,100,000  NYS DA (Ryan-Clinton Community Health Center)(1)               6.100    07/01/2019(2) 07/01/2010(A)      5,170,533
  21,000,000  NYS DA (School District Financing)(1)                          5.375    10/01/2022    10/01/2012(A)     22,488,690
   5,000,000  NYS DA (School District Financing)(1)                          5.750    10/01/2022(2) 10/01/2012(A)      5,422,500
   5,000,000  NYS DA (School District Financing)(1)                          5.750    10/01/2030(2) 10/01/2012(A)      5,279,350
     170,000  NYS DA (SCHRC)(1)                                              5.500    07/01/2022    07/01/2011(A)        171,352
   3,460,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                        5.700    07/01/2013    10/01/2010(A)      3,503,077
   3,820,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                        5.750    07/01/2014    10/01/2010(A)      3,866,413
   1,370,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                        5.800    07/01/2015    07/01/2011(A)      1,386,248
      10,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                     5.750    07/01/2020    07/01/2011(A)         10,105
  20,860,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                     6.000    07/01/2030(2) 07/01/2011(A)     20,997,259
  15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                     6.500    07/01/2020(2) 07/01/2011(A)     15,205,650


                    19 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  1,100,000  NYS DA (SFH)(1)                                                5.500%   07/01/2029    07/01/2011(A) $    1,103,058
     250,000  NYS DA (SFH/CHSLI Obligated Group)(1)                          5.500    07/01/2022    07/01/2011(A)        251,988
   1,000,000  NYS DA (SFH/CHSLI Obligated Group)(1)                          5.800    07/01/2015    10/01/2010(A)      1,011,860
  15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)                5.000    07/01/2021    07/01/2014(A)     15,655,853
      35,000  NYS DA (Skidmore College)(1)                                   5.000    07/01/2028    07/01/2010(A)         35,041
     200,000  NYS DA (Southside Hospital)(1)                                 5.000    02/15/2018    08/15/2010(A)        200,138
     135,000  NYS DA (Southside Hospital)(1)                                 5.200    02/15/2021    08/15/2010(A)        135,059
      30,000  NYS DA (Special Act School Districts)(1)                       5.700    07/01/2010    07/01/2010            30,109
      10,000  NYS DA (Special Act School Districts)                          5.750    07/01/2011    10/01/2010(A)         10,036
      35,000  NYS DA (Special Act School Districts)(1)                       5.750    07/01/2019    07/01/2011(A)         35,476
     320,000  NYS DA (Special Act School Districts)                          5.875    07/01/2013    10/01/2010(A)        321,190
      15,000  NYS DA (Special Act School Districts)(1)                       6.000    07/01/2016    10/01/2010(A)         15,049
     925,000  NYS DA (Special Act School Districts)(1)                       6.000    07/01/2019    10/01/2010(A)        928,524
   2,500,000  NYS DA (Special Surgery Hospital)(1)                           6.250    08/15/2034    08/15/2019(A)      2,762,900
   4,000,000  NYS DA (SS Joachim & Anne Residence)(1)                        5.250    07/01/2027    07/01/2012(A)      4,007,640
   2,905,000  NYS DA (St. Barnabas Hospital)(1)                              5.350    08/01/2017    08/01/2010(A)      2,907,934
      35,000  NYS DA (St. John's Health Care Corp.)                          6.250    02/01/2036    08/01/2010(A)         35,027
   5,090,000  NYS DA (St. Joseph's Hospital Health Center)(1)                5.250    07/01/2018(2) 07/01/2010(A)      5,091,425
   3,685,000  NYS DA (St. Lawrence)(1)                                       5.400    08/15/2026    08/15/2017(A)      4,001,615
 100,910,000  NYS DA (St. Luke's Roosevelt Hospital)(1)                      4.800    08/15/2025    08/15/2015(A)    101,084,574
   5,915,000  NYS DA (St. Vincent DePaul Residence)(1)                       5.300    07/01/2018(2) 07/01/2010(A)      5,931,917
     100,000  NYS DA (Staten Island University Hospital)(1)                  5.000    07/01/2011    07/01/2010(A)        100,243
      20,000  NYS DA (Staten Island University Hospital)(1)                  5.000    07/01/2017    01/22/2016(C)         19,130
     345,000  NYS DA (Suffern Free Library Assoc.)(1)                        5.000    07/01/2020    07/01/2010(A)        348,067
   2,820,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                  6.250    08/15/2022    02/15/2014(A)      2,959,703
     250,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                  6.250    02/15/2035    02/15/2019(A)        267,898


                    20 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    110,000  NYS DA (The Children's Home of Kingston)                       5.250%   07/01/2017    07/01/2010(A) $      110,389
   1,880,000  NYS DA (The Rosalind & Joseph Gurwin Jewish
              Geriatric Center of Long Island)(1)                            5.400    02/01/2015    08/01/2010(A)      1,883,328
     170,000  NYS DA (The Rosalind & Joseph Gurwin Jewish
              Geriatric Center of Long Island)(1)                            5.700    02/01/2037    08/01/2010(A)        170,037
   2,145,000  NYS DA (United Cerebral Palsy Assoc. of Nassau County)(1)      5.500    07/01/2024    10/01/2010(A)      2,147,081
   1,450,000  NYS DA (United Cerebral Palsy Assoc. of NYC)(1)                5.750    07/01/2018(2) 07/01/2012(A)      1,503,752
      30,000  NYS DA (United Cerebral Palsy Assoc.)(1)                       5.375    07/01/2011    10/01/2010(A)         30,113
       5,000  NYS DA (Upstate Community Colleges)(1)                         5.000    07/01/2028    07/01/2011(A)          5,030
   1,905,000  NYS DA (Upstate Community Colleges)(1)                         5.125    07/01/2021    07/01/2014(A)      2,035,702
   1,165,000  NYS DA (Upstate Community Colleges)(1)                         5.125    07/01/2022    07/01/2014(A)      1,244,511
      25,000  NYS DA (W.K. Nursing Home)(1)                                  5.950    02/01/2016(2) 09/01/2010(A)         25,051
      35,000  NYS DA (W.K. Nursing Home)                                     6.050    02/01/2026    05/01/2010(A)         35,033
     285,000  NYS DA (Wyckoff Heights Medical Center)(1)                     5.200    02/15/2013    08/15/2010(A)        285,798
   1,000,000  NYS DA (Wyckoff Heights Medical Center)(1)                     5.200    02/15/2014    08/15/2010(A)      1,002,360
   1,020,000  NYS DA (Wyckoff Heights Medical Center)(1)                     5.300    08/15/2021    08/15/2010(A)      1,020,847
  26,165,000  NYS DA (Wyckoff Heights Medical Center)(1)                     5.300    08/15/2021    08/15/2010(A)     26,186,717
  39,570,000  NYS DA, Series B(6)                                            6.650    08/15/2030    08/15/2012(A)     41,735,224
   1,000,000  NYS DA, Series B(1)                                            6.650    08/15/2030    08/15/2012(A)      1,054,710
       5,000  NYS EFC(1)                                                     5.600    09/15/2013    09/15/2010(A)          5,020
   1,000,000  NYS EFC                                                        5.650    02/15/2017    08/15/2010(A)      1,004,080
     175,000  NYS EFC (Clean Water & Drinking Revolving Funds)(1)            5.700    06/15/2012    04/26/2010(A)        175,723
     955,000  NYS EFC (L.I. Water Corp.)(1)                                  5.250    08/01/2027    08/01/2027           935,776
      20,000  NYS EFC (NYC Municipal Water Finance Authority)                5.875    06/15/2014    06/15/2010(A)         20,086
      25,000  NYS EFC (NYS Water Services)(1)                                5.700    07/15/2012    08/01/2010(A)         25,103
   7,500,000  NYS EFC (NYS Water Services)(1)                                5.950    01/15/2020    01/15/2013(A)      7,766,700
     390,000  NYS EFC (NYS Water Services)                                   6.875    06/15/2010    06/15/2010           392,129
   1,705,000  NYS EFC (NYS Water Services)(1)                                6.875    06/15/2014(2) 06/15/2010(A)      1,713,951
     120,000  NYS EFC (NYS Water Services)(1)                                7.250    06/15/2010(2) 06/15/2010           120,692
     305,000  NYS EFC (NYS Water Services)                                   7.500    06/15/2012(2) 06/15/2010(A)        306,839


                    21 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     10,000  NYS EFC (NYS Water Services)                                   7.500%   06/15/2012(2) 06/15/2010(A) $       10,060
     500,000  NYS EFC (Pollution Control)(1)                                 5.550    08/15/2014    08/15/2010(A)        501,985
     930,000  NYS EFC (Spring Valley Water Company)(1)                       5.650    11/01/2023    05/01/2010(A)        930,419
   5,800,000  NYS EFC (Spring Valley Water Company)(1)                       6.300    08/01/2024    08/01/2010(A)      5,804,408
  36,515,000  NYS ERDA (Brooklyn Union Gas Company)(1)                       5.500    01/01/2021    10/01/2010(A)     36,639,881
   3,000,000  NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS(1)   6.368(5) 04/01/2020    04/01/2010(A)      3,058,380
      50,000  NYS ERDA (Central Hudson Gas & Electric Co.)(1)                5.450    08/01/2027    08/01/2010(A)         50,393
  10,650,000  NYS ERDA (Con Ed)(1)                                           0.298(5) 10/01/2036    10/01/2036         9,202,665
 132,710,000  NYS ERDA (Con Ed)                                              4.700    06/01/2036    10/01/2012(D)    132,848,018
   1,130,000  NYS ERDA (LILCO)(1)                                            5.150    03/01/2016    09/01/2010(A)      1,134,023
   4,640,000  NYS ERDA (LILCO)(1)                                            5.150    03/01/2016    09/01/2010(A)      4,649,651
   5,245,000  NYS ERDA (LILCO)(1)                                            5.150    03/01/2016    09/01/2010(A)      5,254,808
  13,795,000  NYS ERDA (LILCO)(1)                                            5.150    03/01/2016    09/01/2010(A)     13,820,797
  20,295,000  NYS ERDA (LILCO)(1)                                            5.300    11/01/2023    03/01/2011(A)     20,350,202
   5,720,000  NYS ERDA (Niagara Mohawk Power Corp.)(1)                       0.594(5) 12/01/2026    12/01/2026         5,157,724
     180,000  NYS ERDA (Niagara Mohawk Power Corp.)(1)                       5.150    11/01/2025    11/01/2010(A)        180,731
       5,000  NYS GO(1)                                                      5.000    09/15/2017    09/15/2010(A)          5,041
     100,000  NYS GO(1)                                                      5.250    10/01/2012    04/01/2010(A)        100,355
      15,000  NYS GO(1)                                                      5.250    11/15/2017    05/15/2010(A)         15,077
      35,000  NYS GO(1)                                                      5.250    05/01/2018    05/01/2010(A)         35,122
       5,000  NYS GO(1)                                                      5.250    11/15/2021    05/15/2010(A)          5,025
      80,000  NYS GO(1)                                                      5.300    07/15/2015    07/15/2010(A)         80,283
      10,000  NYS GO(1)                                                      5.300    07/15/2017    07/15/2010(A)         10,035
     100,000  NYS GO                                                         5.375    10/01/2011    04/01/2010(A)        100,398
     495,000  NYS GO(1)                                                      5.500    07/15/2024    07/25/2010(A)        496,589
      35,000  NYS GO(1)                                                      5.500    07/15/2024    10/01/2012(A)         35,112
      40,000  NYS GO(1)                                                      6.600    12/01/2014    06/01/2010(A)         40,388
   3,250,000  NYS HFA (Affordable Hsg.)(1)                                   5.250    11/01/2027    11/01/2017(A)      3,296,508
     605,000  NYS HFA (Division Street)(1)                                   5.000    02/15/2026    02/15/2016(A)        610,088
     765,000  NYS HFA (Golden Age Apartments)(1)                             5.000    02/15/2037    03/01/2023(C)        754,933
   9,785,000  NYS HFA (Hospital & Nursing Home)(1)                           5.150    11/01/2016    05/01/2010(A)      9,838,818
      40,000  NYS HFA (Hospital & Nursing Home)                              5.500    11/01/2012    05/01/2010(A)         43,646
      65,000  NYS HFA (Hospital & Nursing Home)                              5.500    11/01/2013    11/01/2010(A)         72,520


                    22 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     15,000  NYS HFA (Hospital & Nursing Home)                              5.875%   11/01/2010    05/01/2010(A) $       15,468
       5,000  NYS HFA (Hospital & Nursing Home)                              5.900    11/01/2010    05/01/2010(A)          5,161
      10,000  NYS HFA (Hospital & Nursing Home)                              6.000    11/01/2013    05/01/2010(A)         11,572
      35,000  NYS HFA (Hospital & Nursing Home)                              6.000    11/01/2014    05/01/2010(A)         41,581
      25,000  NYS HFA (Loewn Devel. of Wappingers Falls)(1)                  5.250    08/15/2019    02/15/2011(A)         25,132
      60,000  NYS HFA (Meadow Manor)(1)                                      7.750    11/01/2019(2) 05/01/2010(A)         61,060
     345,000  NYS HFA (Multifamily Hsg.)(1)                                  5.300    08/15/2022    08/15/2012(A)        349,419
   1,340,000  NYS HFA (Multifamily Hsg.)(1)                                  5.300    08/15/2024    02/15/2011(A)      1,345,923
      50,000  NYS HFA (Multifamily Hsg.)(1)                                  5.400    02/15/2016    02/15/2012(A)         50,512
   1,215,000  NYS HFA (Multifamily Hsg.)(1)                                  5.550    08/15/2019    08/15/2011(A)      1,227,988
      40,000  NYS HFA (Multifamily Hsg.)                                     5.600    02/15/2011    08/15/2010(A)         40,493
   1,385,000  NYS HFA (Multifamily Hsg.)                                     5.600    08/15/2019    08/15/2011(A)      1,399,861
   1,240,000  NYS HFA (Multifamily Hsg.)(1)                                  5.600    02/15/2026    02/15/2011(A)      1,246,783
   1,730,000  NYS HFA (Multifamily Hsg.)(1)                                  5.600    08/15/2033    08/15/2012(A)      1,756,054
     270,000  NYS HFA (Multifamily Hsg.)                                     6.100    08/15/2028    08/15/2010(A)        270,265
      10,000  NYS HFA (Multifamily Hsg.)(1)                                  6.250    08/15/2014(2) 08/01/2010(A)         10,026
     130,000  NYS HFA (Multifamily Hsg.)                                     6.250    08/15/2025    08/15/2010(A)        130,142
     280,000  NYS HFA (Multifamily Hsg.)                                     6.350    08/15/2023(2) 08/15/2010(A)        280,291
     325,000  NYS HFA (Multifamily Hsg.)                                     6.750    11/15/2036    05/15/2010(A)        345,199
      15,000  NYS HFA (Multifamily Hsg.)(1)                                  6.800    11/01/2014    05/01/2010(A)         15,047
      90,000  NYS HFA (Multifamily Hsg.)(1)                                  6.850    11/01/2019(2) 05/01/2010(A)         90,189
     625,000  NYS HFA (Newburgh Interfaith Emergency Hsg.)(1)                7.050    11/01/2012    05/01/2010(A)        627,331
      10,000  NYS HFA (Nonprofit Hsg.)                                       6.200    11/01/2010    05/01/2010(A)         10,140
      50,000  NYS HFA (Nonprofit Hsg.)                                       6.200    11/01/2011    05/01/2010(A)         50,681
      40,000  NYS HFA (Nonprofit Hsg.)(1)                                    6.200    11/01/2012    05/01/2010(A)         40,533
      20,000  NYS HFA (Nonprofit Hsg.)(1)                                    6.200    11/01/2013    05/01/2010(A)         20,261
   5,675,000  NYS HFA (Phillips Village)                                     7.750    08/15/2017    08/15/2010(A)      5,742,760
   2,920,000  NYS HFA (Senior Devel. Hsg.)(1)                                5.100    11/15/2023    11/15/2017(A)      2,999,599
   1,725,000  NYS HFA (Simeon Dewitt)(1)                                     8.000    11/01/2018(2) 05/01/2010(A)      1,778,320
     295,000  NYS HFA (Tiffany Gardens)(1)                                   4.500    08/15/2015    10/11/2012(B)        308,821
      10,000  NYS HFA, Series A(1)                                           5.875    11/01/2010    05/01/2010(A)         10,041
   2,185,000  NYS HFA, Series A                                              6.100    11/01/2015(2) 05/01/2010(A)      2,194,505
     405,000  NYS HFA, Series A(1)                                           6.125    11/01/2020(2) 05/01/2010(A)        405,490
   1,100,000  NYS Medcare (Hospital & Nursing Home)                          6.300    08/15/2023    08/15/2010(A)      1,103,971
     740,000  NYS Medcare (Hospital & Nursing Home)                          6.375    08/15/2033    08/15/2010(A)        741,791


                    23 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    280,000  NYS Medcare (Hospital & Nursing Home)                          7.000%   08/15/2032    08/15/2010(A) $      280,820
     150,000  NYS Medcare (Hospital & Nursing Home)                          7.400    11/01/2016(2) 05/01/2010(A)        150,725
      80,000  NYS Medcare (Hospital & Nursing Home)(1)                       9.375    11/01/2016(2) 05/01/2010(A)         80,575
  10,710,000  NYS Municipal Bond Bank Agency (Special School Purpose)(1)     5.250    12/01/2019    06/01/2013(A)     11,482,298
   2,930,000  NYS Municipal Bond Bank Agency (Special School Purpose)(1)     5.500    06/01/2015    06/01/2013(A)      3,218,341
  17,005,000  NYS UDC (South Mall) CAB                                       5.790(9) 01/01/2011    07/01/2010(C)     16,833,079
     135,000  NYS UDC (South Mall) CAB                                       5.857(9) 01/01/2011    07/01/2010(C)        133,635
     130,000  NYS UDC (South Mall) CAB                                       6.042(9) 01/01/2011    07/01/2010(C)        128,686
  34,165,000  NYS UDC (State Personal Income Tax Authority)(1)               5.000    12/15/2017    12/15/2017        39,126,783
   4,000,000  NYS UDC (Subordinated Lien)(1)                                 5.125    07/01/2020    07/01/2014(A)      4,229,280
   1,000,000  NYS UDC (Subordinated Lien)(1)                                 5.125    07/01/2021    07/01/2014(A)      1,053,100
   6,545,000  NYS UDC (Subordinated Lien)(1)                                 5.500    07/01/2016    10/01/2010(A)      6,568,955
      65,000  NYS UDC (Subordinated Lien)(1)                                 5.500    07/01/2016    07/10/2010(A)         65,265
   6,665,000  NYS UDC (Subordinated Lien)                                    5.500    07/01/2022(2) 10/01/2010(A)      6,688,461
   6,730,000  NYS UDC (Subordinated Lien)                                    5.600    07/01/2026(2) 07/01/2010(A)      6,750,190
   3,675,000  NYS UDC, Series D(1)                                           5.625    01/01/2028    01/01/2019(A)      3,984,876
      70,000  Oneida County, NY GO(1)                                        5.400    03/15/2011    09/15/2010(A)         71,460
   2,285,000  Oneida County, NY IDA (Faxton Hospital)(1)                     6.625    01/01/2015(2) 07/01/2010(A)      2,312,968
     185,000  Oneida County, NY IDA (Mohawk Valley
              Network/Faxton-St. Lukes Healhcare Obligated Group)(1)         5.000    01/01/2013    07/01/2010(A)        186,641
   1,190,000  Oneida County, NY IDA (Presbyterian Home)(1)                   5.250    03/01/2019    09/01/2010(A)      1,196,819
   1,615,000  Oneida County, NY IDA (Presbyterian Home)(1)                   6.100    06/01/2020    06/01/2010(A)      1,636,689
   1,000,000  Oneida County, NY IDA (Presbyterian Home)(1)                   6.250    06/01/2015    06/01/2010(A)      1,015,870
     840,000  Onondaga County, NY IDA (Le Moyne College)                     5.500    03/01/2014    03/01/2011(A)        845,326
   3,620,000  Onondaga County, NY Res Rec(1)                                 5.000    05/01/2010    05/01/2010         3,620,036
     265,000  Orange County, NY IDA (Orange Mental Retardation
              Properties)(1)                                                 6.125    05/01/2016(2) 05/01/2010(A)        265,967
   4,650,000  Orange County, NY IDA (St. Luke's Cornwall Hospital
              Obligated Group)(1)                                            6.000    12/01/2016(2) 12/01/2012(A)      4,788,105
   1,720,000  Orange County, NY IDA (St. Luke's Cornwall Hospital
              Obligated Group)(1)                                            6.000    12/01/2016(2) 12/01/2012(A)      1,771,084


                    24 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     70,000  Oswego County, NY IDA (Seneca Hill Manor)(1)                   5.550%   08/01/2022    08/01/2010(A) $       70,043
   3,510,000  Oswego County, NY IDA (Seneca Hill Manor)(1)                   5.650    08/01/2037    08/01/2010(A)      3,511,860
     600,000  Otsego County, NY IDA (AOFMHS)(1)                              5.350    10/01/2017    04/01/2010(A)        608,106
     320,000  Otsego County, NY IDA (Bassett Healthcare Project)(1)          5.375    11/01/2020    01/16/2018(C)        319,014
   1,350,000  Otsego County, NY IDA (Hartwick College)(1)                    6.000    07/01/2013    07/01/2013         1,351,539
   1,435,000  Otsego County, NY IDA (Hartwick College)(1)                    6.000    07/01/2014    07/01/2014         1,425,314
   1,520,000  Otsego County, NY IDA (Hartwick College)(1)                    6.000    07/01/2015    07/01/2015         1,488,445
   1,610,000  Otsego County, NY IDA (Hartwick College)(1)                    6.000    07/01/2016    07/01/2016         1,553,811
   3,625,000  Otsego County, NY IDA (Mary Imogene Bassett Hospital)(1)       5.350    11/01/2020    01/15/2018(C)      3,606,585
  96,120,000  Port Authority NY/NJ (JFK International Air Terminal)(1)       5.750    12/01/2022(2) 01/10/2021(C)     96,111,349
  43,160,000  Port Authority NY/NJ (JFK International Air Terminal)          5.750    12/01/2025    12/14/2024(C)     43,155,252
  49,140,000  Port Authority NY/NJ (JFK International Air Terminal)(1)       5.900    12/01/2017(2) 12/01/2010(A)     49,439,263
  18,355,000  Port Authority NY/NJ (JFK International Air Terminal)(1)       6.250    12/01/2014    12/01/2014        19,430,970
  17,010,000  Port Authority NY/NJ (KIAC)(1)                                 6.750    10/01/2011    05/03/2010(C)     17,008,299
  27,885,000  Port Authority NY/NJ (KIAC)(1)                                 6.750    10/01/2019(2) 09/03/2016(C)     26,321,488
      20,000  Port Authority NY/NJ, 103rd Series(1)                          5.250    12/15/2012    06/15/2010(A)         20,071
      10,000  Port Authority NY/NJ, 116th Series(1)                          5.000    10/01/2012    04/01/2010(A)         10,033
     100,000  Port Authority NY/NJ, 116th Series(1)                          5.000    10/01/2013    04/01/2010(A)        100,330
     160,000  Port Authority NY/NJ, 116th Series(1)                          5.250    10/01/2014    04/01/2010(A)        160,566
      55,000  Port Authority NY/NJ, 116th Series(1)                          5.250    10/01/2015    04/01/2010(A)         55,195
     100,000  Port Authority NY/NJ, 118th Series(1)                          5.350    09/15/2014    09/15/2010(A)        100,363
     815,000  Port Authority NY/NJ, 122nd Series(1)                          5.000    07/15/2018    07/15/2010(A)        817,429
      30,000  Port Authority NY/NJ, 122nd Series(1)                          5.000    07/15/2020    07/15/2010(A)         30,049
     100,000  Port Authority NY/NJ, 122nd Series(1)                          5.000    07/15/2022    07/15/2010(A)        100,093
      55,000  Port Authority NY/NJ, 122nd Series(1)                          5.000    07/15/2031    07/15/2010(A)         55,003
     165,000  Port Authority NY/NJ, 122nd Series(1)                          5.000    07/15/2031    07/15/2010(A)        165,008
   2,000,000  Port Authority NY/NJ, 122nd Series(1)                          5.500    07/15/2011    07/25/2010(A)      2,017,460
      25,000  Port Authority NY/NJ, 122nd Series(1)                          5.500    07/15/2012    07/15/2010(A)         25,205
   5,170,000  Port Authority NY/NJ, 122nd Series(1)                          5.500    07/15/2015    07/15/2010(A)      5,206,345
      65,000  Port Authority NY/NJ, 123rd Series(1)                          5.000    07/15/2028    07/15/2010(A)         65,176
      30,000  Port Authority NY/NJ, 124th Series(1)                          4.800    08/01/2018    08/01/2010(A)         30,061
   1,695,000  Port Authority NY/NJ, 124th Series(1)                          5.000    08/01/2019    08/01/2010(A)      1,699,238


                    25 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$     20,000  Port Authority NY/NJ, 124th Series(1)                          5.000%   08/01/2021    08/01/2010(A) $       20,029
     265,000  Port Authority NY/NJ, 124th Series(1)                          5.000    08/01/2022    08/01/2010(A)        265,292
     325,000  Port Authority NY/NJ, 124th Series(1)                          5.000    08/01/2024    08/01/2010(A)        325,224
     100,000  Port Authority NY/NJ, 124th Series(1)                          5.000    08/01/2025    08/01/2010(A)        100,056
      60,000  Port Authority NY/NJ, 124th Series(1)                          5.000    08/01/2031    08/02/2010(A)         60,005
      15,000  Port Authority NY/NJ, 126th Series(1)                          5.000    11/15/2024    05/15/2014(A)         15,138
      85,000  Port Authority NY/NJ, 126th Series(1)                          5.125    11/15/2032    05/15/2013(A)         85,544
     230,000  Port Authority NY/NJ, 127th Series(1)                          5.000    12/15/2022    06/16/2013(A)        233,202
      30,000  Port Authority NY/NJ, 127th Series(1)                          5.000    12/15/2024    06/16/2014(A)         30,281
      10,000  Port Authority NY/NJ, 131st Series(1)                          5.000    12/15/2026    06/15/2015(A)         10,068
   5,745,000  Port Authority NY/NJ, 141st Series(1)                          5.000    09/01/2021    09/01/2015(A)      5,848,353
  14,110,000  Port Authority NY/NJ, 141st Series(1)                          5.000    09/01/2022    09/01/2015(A)     14,291,596
   6,000,000  Port Authority NY/NJ, 141st Series(1)                          5.000    09/01/2025    09/01/2015(A)      6,045,000
     100,000  Port Authority NY/NJ, 152nd Series(1)                          5.750    11/01/2030    05/01/2018(A)        106,298
   2,780,000  Port Authority NY/NJ, 37th Series(1)                           5.500    07/15/2019    07/15/2014(A)      2,949,524
   1,230,000  Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)(1)       5.900    08/01/2020    08/01/2010(A)      1,234,022
   1,200,000  Rensselaer County, NY IDA (Franciscan Heights)(1)              5.375    12/01/2025    12/01/2014(A)      1,206,984
     135,000  Rensselaer County, NY IDA (Rensselaer Polytechnical
              Institute)(1)                                                  5.125    08/01/2027    08/01/2010(A)        135,344
      40,000  Rensselaer County, NY IDA (Rensselaer Polytechnical
              Institute)(1)                                                  5.125    08/01/2029    08/01/2011(A)         40,046
      50,000  Rensselaer County, NY IDA (Rensselaer Polytechnical
              Institute)(1)                                                  5.500    08/01/2022    08/01/2011(A)         50,534
   2,090,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)    5.200    06/01/2025    03/04/2011(C)      1,988,740
   1,490,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)    5.750    06/01/2043    09/04/2024(C)      1,339,450
      65,000  Rensselaer, NY Hsg. Authority (Renwyck)                        7.650    01/01/2011    10/01/2010(A)         65,289
     230,000  Rensselaer, NY Municipal Leasing Corp.
              (Rensselaer County Nursing Home)(1)                            5.000    06/01/2019    06/01/2014(A)        234,485
   5,845,000  Rensselaer, NY Municipal Leasing Corp.
              (Rensselaer County Nursing Home)(1)                            5.875    06/01/2022    06/01/2014(A)      6,112,935
      35,000  Rockland County, NY Solid Waste Management Authority           5.625    12/15/2014    06/15/2010(A)         35,074
      55,000  Rockland County, NY Solid Waste Management Authority(1)        5.750    12/15/2018    12/15/2011(A)         55,596
   8,560,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)      5.500    08/15/2025    04/24/2014(C)      8,359,953
      80,000  Rome, NY HDC, Series A(1)                                      6.250    01/01/2024    10/01/2010(A)         80,298


                    26 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    500,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                      5.000%   12/01/2014    12/01/2014    $      536,485
   3,725,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                      5.750    12/01/2023    06/01/2010(A)      3,726,676
   6,540,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                      5.750    12/01/2033    11/17/2029(C)      6,540,131
   3,405,000  Schenectady, NY Metroplex Devel. Authority, Series A(1)        5.375    12/15/2021    12/15/2012(A)      3,534,424
      25,000  Scotia, NY GO(1)                                               6.100    01/15/2012    07/15/2010(A)         25,378
      50,000  Seneca County, NY IDA (New York Chiropractic College)(1)       4.000    10/01/2015    10/01/2015            47,599
     870,000  SONYMA, Series 101(1)                                          5.000    10/01/2018    10/01/2015(A)        878,378
      25,000  SONYMA, Series 101(1)                                          5.250    04/01/2022    10/01/2011(A)         25,208
   4,380,000  SONYMA, Series 101(1)                                          5.350    10/01/2026    10/01/2011(A)      4,429,494
   2,000,000  SONYMA, Series 133                                             4.950    10/01/2021    04/01/2015(A)      2,025,600
   1,530,000  SONYMA, Series 145(1)                                          4.950    10/01/2023    04/01/2017(A)      1,550,777
      50,000  SONYMA, Series 152(1)                                          5.125    10/01/2019    10/01/2017(A)         51,036
      35,000  SONYMA, Series 27(1)                                           5.250    04/01/2013    04/01/2010(A)         35,052
  18,715,000  SONYMA, Series 29(1)                                           5.400    10/01/2022(2) 10/01/2010(A)     18,763,472
  25,885,000  SONYMA, Series 29(6)                                           5.450    10/01/2031    02/15/2013(A)     25,545,840
     400,000  SONYMA, Series 31(1)                                           5.200    10/01/2021    04/01/2011(A)        402,476
     485,000  SONYMA, Series 31(1)                                           5.300    10/01/2031    04/01/2011(A)        486,310
     140,000  SONYMA, Series 63(1)                                           5.600    10/01/2010    04/01/2010(A)        140,351
     100,000  SONYMA, Series 63                                              5.700    04/01/2011    04/01/2010(A)        100,241
      85,000  SONYMA, Series 63                                              5.700    10/01/2011    04/01/2010(A)         85,195
       5,000  SONYMA, Series 65(1)                                           5.550    10/01/2012    10/01/2010(A)          5,009
     100,000  SONYMA, Series 67                                              5.600    10/01/2014(2) 09/01/2010(A)        100,136
     195,000  SONYMA, Series 67(1)                                           5.600    10/01/2014    09/01/2010(A)        195,316
   1,065,000  SONYMA, Series 67                                              5.700    10/01/2017(2) 09/01/2010(A)      1,066,182
     580,000  SONYMA, Series 67(1)                                           5.800    10/01/2028(2) 09/01/2010(A)        591,055
      50,000  SONYMA, Series 69(1)                                           5.400    10/01/2019    09/01/2010(A)         50,033
   3,685,000  SONYMA, Series 69(1)                                           5.400    10/01/2019    09/01/2010(A)      3,687,395
   6,915,000  SONYMA, Series 69(1)                                           5.500    10/01/2028    03/01/2011(A)      6,917,628
      30,000  SONYMA, Series 70                                              5.375    10/01/2017    03/01/2011(A)         30,030
     375,000  SONYMA, Series 71(1)                                           5.350    10/01/2018    07/01/2010(A)        375,761
      25,000  SONYMA, Series 72(1)                                           5.300    04/01/2027    07/01/2010(A)         25,033
     270,000  SONYMA, Series 73-A                                            5.250    10/01/2017    09/01/2010(A)        271,021
      15,000  SONYMA, Series 77(1)                                           5.600    04/01/2010    04/01/2010            15,000
      55,000  SONYMA, Series 79(1)                                           5.250    10/01/2021    03/01/2011(A)         55,301
   9,375,000  SONYMA, Series 79(1)                                           5.250    10/01/2021    03/01/2011(A)      9,406,969


                    27 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    725,000  SONYMA, Series 79(1)                                           5.300%   04/01/2029    03/01/2011(A) $      727,211
   2,140,000  SONYMA, Series 80                                              5.100    10/01/2017(2) 03/01/2011(A)      2,152,904
   5,395,000  SONYMA, Series 82                                              5.550    10/01/2019(2) 04/01/2010(A)      5,399,154
   1,635,000  SONYMA, Series 83(1)                                           5.450    04/01/2018(2) 04/01/2010(A)      1,636,946
      45,000  SONYMA, Series 83                                              5.550    10/01/2027    04/01/2010(A)         45,023
   1,605,000  SONYMA, Series 92(1)                                           5.750    04/01/2020    04/01/2010(A)      1,711,492
   6,150,000  SONYMA, Series 97(1)                                           5.400    10/01/2021(2) 04/01/2011(A)      6,196,986
     500,000  SONYMA, Series 98(1)                                           5.050    10/01/2017    04/01/2011(A)        506,295
     385,000  Spring Valley, NY (Quality Redevel.)(1)                        5.000    06/15/2021    06/15/2017(A)        389,990
     405,000  Spring Valley, NY (Quality Redevel.)(1)                        5.000    06/15/2022    06/15/2017(A)        407,770
     300,000  Spring Valley, NY GO(1)                                        5.000    05/01/2020    05/01/2015(A)        304,380
     310,000  Spring Valley, NY GO(1)                                        5.000    05/01/2021    05/01/2015(A)        313,032
     325,000  Spring Valley, NY GO(1)                                        5.000    05/01/2022    05/01/2015(A)        326,680
     335,000  Spring Valley, NY GO(1)                                        5.000    05/01/2023    05/01/2015(A)        335,583
     350,000  Spring Valley, NY GO(1)                                        5.000    05/01/2024    05/01/2015(A)        350,140
     365,000  Spring Valley, NY GO(1)                                        5.000    05/01/2025    05/01/2025           363,836
   3,640,000  St. Lawrence County, NY IDA (Curran Renewable Energy)(1)       6.200    12/01/2017    06/01/2014(C)      3,189,623
     605,000  Suffolk County, NY IDA (ALIA-CCDRCA)(1)                        7.000    06/01/2016    06/01/2013(A)        607,886
     500,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                5.950    11/01/2022    11/01/2022           447,395
     150,000  Suffolk County, NY IDA (ALIA-Civic Facility)                   6.000    11/01/2017    11/01/2017           141,821
     625,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                6.000    11/01/2017    11/01/2017           590,919
     730,000  Suffolk County, NY IDA (ALIA-FREE)(1)                          7.000    06/01/2016    06/01/2013(A)        733,482
     250,000  Suffolk County, NY IDA (ALIA-IGHL)                             5.950    11/01/2022    11/01/2022           223,698
     335,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                          6.500    12/01/2013    06/07/2011(C)        330,039
     800,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)                         5.950    11/01/2022    11/01/2022           715,832
     300,000  Suffolk County, NY IDA (ALIA-NYS ARC)                          5.950    11/01/2022    11/01/2022           268,437
     300,000  Suffolk County, NY IDA (ALIA-WORCA)                            5.950    11/01/2022    11/01/2022           268,437
     345,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                         7.000    06/01/2016    04/09/2013(B)        346,646
     300,000  Suffolk County, NY IDA (Catholic Charities)(1)                 6.000    10/01/2020    12/27/2014(C)        276,279
     300,000  Suffolk County, NY IDA (DDI)                                   6.000    10/01/2020    12/27/2014(C)        276,279
     300,000  Suffolk County, NY IDA (DDI)                                   6.000    10/01/2020    12/27/2014(C)        276,279


                    28 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  1,065,000  Suffolk County, NY IDA (Dowling College)(1)                    5.000%   06/01/2018    06/01/2018    $      928,073
  12,000,000  Suffolk County, NY IDA (Engel Berman at East Northport)(1)     7.125    11/01/2049    11/01/2012(C)     12,213,840
  24,135,000  Suffolk County, NY IDA (Engel Berman at East Northport)(3)     7.125    11/01/2049    11/01/2012(A)     24,307,083
     130,000  Suffolk County, NY IDA (Family Residences)                     6.000    10/01/2015    08/12/2012(C)        125,408
     390,000  Suffolk County, NY IDA (Family Residences), Series A(1)        6.375    12/01/2018    12/20/2013(C)        374,178
   2,655,000  Suffolk County, NY IDA (Family Residences), Series A(1)        6.375    12/01/2018    10/03/2014(C)      2,547,287
     605,000  Suffolk County, NY IDA (Independent Group Home Living)(1)      6.000    10/01/2020    06/27/2015(C)        557,163
     385,000  Suffolk County, NY IDA (L.I. Network Community Services)(1)    7.000    02/01/2014    08/01/2010(C)        389,705
     290,000  Suffolk County, NY IDA (Mattituck-Laurel Library)(1)           6.000    09/01/2019(2) 09/01/2010(A)        295,875
     330,000  Suffolk County, NY IDA
              (Nassau-Suffolk Services for Autism)(1)                        6.250    11/01/2016    03/22/2013(C)        319,909
     120,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)    6.250    11/01/2016    04/13/2013(C)        116,330
     700,000  Suffolk County, NY IDA (New York Institute of Technology)(1)   5.250    03/01/2017    03/01/2015(A)        731,213
   1,000,000  Suffolk County, NY IDA (New York Institute of Technology)(1)   5.250    03/01/2018    03/01/2015(A)      1,034,580
     500,000  Suffolk County, NY IDA (New York Institute of Technology)(1)   5.250    03/01/2019    03/01/2015(A)        513,850
     720,000  Suffolk County, NY IDA (New York Institute of Technology)(1)   5.250    03/01/2020    03/01/2015(A)        733,788
   1,000,000  Suffolk County, NY IDA (New York Institute of Technology)(1)   5.250    03/01/2021    03/01/2015(A)      1,014,650
     715,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)             6.375    11/01/2015    08/07/2012(C)        689,975
     530,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)             6.400    02/01/2015    10/23/2011(C)        514,068
     205,000  Suffolk County, NY IDA (Suffolk Hotels)                        6.000    10/01/2020    12/27/2014(C)        188,791
     500,000  Suffolk County, NY IDA (WORCA)(1)                              6.000    10/01/2020    06/27/2015(C)        460,465
     100,000  Suffolk County, NY Water Authority(1)                          5.750    06/01/2010    06/01/2010           100,856
   1,765,000  Sullivan County, NY IDA (Center for Discovery)(1)              5.625    06/01/2013    12/21/2010(C)      1,713,674
   4,800,000  Sullivan County, NY IDA (Center for Discovery)(1)              5.875    07/01/2022    11/11/2016(C)      3,917,952


                    29 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$  5,370,000  Sullivan County, NY IDA (Center for Discovery)(1)              6.375%   02/01/2020    12/09/2014(C) $    4,987,710
      30,000  Syracuse, NY Hsg. Authority(1)                                 5.400    09/01/2021    09/01/2015(A)         31,509
      55,000  Syracuse, NY Hsg. Authority (LRRHCF)                           5.700    08/01/2027    02/01/2011(A)         55,065
   2,790,000  Syracuse, NY Hsg. Authority (LRRHCF)(1)                        5.800    08/01/2037    08/01/2010(A)      2,792,902
     300,000  Syracuse, NY IDA (Crouse Irving Companies)(1)                  5.250    01/01/2017    07/01/2010(A)        300,462
     565,000  Syracuse, NY IDA (One Center Armory Garage)                    6.750    12/01/2017    12/01/2010(A)        565,119
     900,000  Tompkins County, NY IDA (Kendall at Ithaca)(1)                 5.750    07/01/2018    10/01/2010(A)        900,486
   2,000,000  Tompkins County, NY IDA (Kendall at Ithaca)(1)                 6.000    07/01/2024    07/01/2010(A)      2,000,460
     110,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)        5.875    02/01/2033    08/01/2010(A)        110,108
     265,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)       10.800    02/01/2028(2) 08/01/2010(A)        283,542
     270,000  Tonawanda, NY Senior Citizen Hsg. Corp.                        6.500    12/01/2010    06/01/2010(A)        270,089
      10,000  Ulster County, NY GO(1)                                        5.400    11/15/2013    05/15/2010(A)         10,058
      10,000  Ulster County, NY GO(1)                                        5.400    11/15/2015    05/15/2010(A)         10,058
      25,000  Ulster County, NY GO(1)                                        5.500    11/15/2012    05/15/2010(A)         25,150
   1,080,000  Ulster County, NY IDA (Kingston Hospital)(1)                   5.650    11/15/2024    05/15/2010(A)      1,091,696
     155,000  Ulster County, NY Res Rec(1)                                   5.000    03/01/2016    03/01/2016           164,153
     160,000  Ulster County, NY Res Rec(1)                                   5.000    03/01/2017    03/01/2016(A)        167,099
     170,000  Ulster County, NY Res Rec(1)                                   5.000    03/01/2018    03/01/2016(A)        174,954
     830,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)        0.000(4) 06/01/2040    09/14/2026(C)        717,535
     360,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)        6.000    06/01/2040    06/04/2028(C)        331,848
      25,000  Ulster County, NY Tobacco Asset Securitization Corp.           6.250    06/01/2025    11/12/2016(C)         25,023
  10,795,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)        6.750    06/01/2030(2) 06/15/2019(C)     10,800,290
      75,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)      5.400    07/15/2030    07/15/2012(A)         75,975
      20,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)      5.500    07/15/2016    07/15/2010(A)         20,066
      25,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)      5.500    07/15/2029    07/15/2011(A)         25,364
     640,000  Utica, NY IDA (Utica College Civic Facility)(1)                6.375    12/01/2011    06/29/2010(B)        650,643


                    30 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
NEW YORK CONTINUED
$    250,000  Utica, NY SCHC (Multifamily), Series A                         5.550%   12/01/2017    06/01/2010(A) $      252,768
      15,000  Victor, NY GO(1)                                               4.800    12/15/2017    06/01/2010(A)         15,126
     100,000  Westchester County, NY GO(1)                                   5.375    12/15/2012    06/15/2010(A)        100,734
      50,000  Westchester County, NY GO(1)                                   5.375    12/15/2013    06/15/2010(A)         50,330
      45,000  Westchester County, NY Healthcare Corp., Series B(1)           5.375    11/01/2020    11/01/2010(A)         45,355
   1,395,000  Westchester County, NY IDA (Children's Village)(1)             5.300    03/15/2014    04/20/2012(C)      1,331,318
     160,000  Westchester County, NY IDA (Clearview School)                  6.600    01/01/2014    12/27/2010(C)        159,821
     855,000  Westchester County, NY IDA (Guiding Eyes for the Blind)(1)     4.500    08/01/2012    02/18/2011(C)        871,305
   1,000,000  Westchester County, NY IDA (JDAM)(1)                           6.750    04/01/2016(2) 04/01/2010(A)      1,002,380
     200,000  Westchester County, NY IDA (Purchase College Foundation
              Hsg. Corp.)(1)                                                 5.500    12/01/2015    12/01/2013(A)        208,228
   2,045,000  Westchester County, NY IDA (Rippowam-Cisqua School)(1)         5.750    06/01/2029    02/07/2021(C)      2,035,409
   1,175,000  Westchester County, NY IDA (Schnurmacher Center)(1)            6.000    11/01/2011    04/03/2010(C)      1,188,454
     130,000  Westchester County, NY IDA (Westchester Airport Assoc.)(1)     5.850    08/01/2014    08/01/2010(A)        130,272
     690,000  Westchester County, NY IDA (Westchester Airport Assoc.)(1)     5.950    08/01/2024(2) 08/01/2010(A)        690,276
      70,000  Westchester County, NY IDA (Winward School)                    5.200    10/01/2021    10/01/2011(A)         70,070
   8,785,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)   4.500    06/01/2021    08/03/2010(C)      8,569,065
   8,600,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)   5.000    06/01/2026    07/07/2014(C)      7,926,190
      90,000  White Plains, NY HDC (Battle Hill)                             6.650    02/01/2025    08/01/2010(A)         90,138
     125,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)(1)   5.450    02/01/2029    02/01/2011(A)        125,716
     165,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)(1)   5.650    02/01/2039    02/01/2011(A)        165,944
   1,455,000  Yonkers, NY IDA (Monastery Manor Associates)(1)                5.000    04/01/2025    05/06/2023(C)      1,424,954
   1,250,000  Yonkers, NY IDA (Sarah Lawrence College)(1)                    5.750    06/01/2024    06/01/2019(A)      1,303,225
   1,775,000  Yonkers, NY IDA (St. John's Riverside Hospital)(1)             6.800    07/01/2016    07/01/2012(A)      1,777,095
                                                                                                                  --------------
                                                                                                                   3,120,716,796
                                                                                                                  --------------
U.S. POSSESSIONS--27.0%
   5,000,000  Guam Airport Authority, Series C(1)                            5.375    10/01/2019    10/01/2013(B)      5,084,050


                    31 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
U.S. POSSESSIONS CONTINUED
$  6,000,000  Guam Airport Authority, Series C(1)                            5.375%   10/01/2020    10/01/2013(A) $    6,082,020
     192,000  Guam EDA (TASC)                                                5.300    05/15/2014    05/15/2014           218,769
      10,000  Guam International Airport Authority(1)                        5.000    10/01/2023    10/01/2023             9,742
      25,000  Guam International Airport Authority(1)                        5.250    10/01/2016    10/01/2013(A)         25,992
      25,000  Guam Power Authority, Series A(1)                              5.000    10/01/2024    07/23/2023(C)         23,726
     430,000  Guam Power Authority, Series A(1)                              5.250    10/01/2013    11/07/2011(C)        430,654
      25,000  Guam Power Authority, Series A                                 5.250    10/01/2013    11/07/2011(C)         25,038
      50,000  Guam Power Authority, Series A(1)                              5.250    10/01/2014    10/01/2010(A)         50,027
     655,000  Guam Power Authority, Series A(1)                              5.250    10/01/2023    09/02/2019(C)        614,652
     710,000  Guam Power Authority, Series A(1)                              5.250    10/01/2023    09/02/2019(C)        658,908
      40,000  Guam Power Authority, Series A(1)                              5.250    10/01/2034    11/06/2032(C)         37,957
     215,000  Guam Tobacco Settlement Economic Devel. & Commerce
              Authority (TASC)                                               5.250    06/01/2032    06/01/2017(C)        180,114
     100,000  Northern Mariana Islands Commonwealth, Series A(1)             6.750    10/01/2033    09/02/2012(C)         92,486
     375,000  Puerto Rico Children's Trust Fund (TASC)(1)                    4.100    05/15/2013    05/15/2012(A)        379,170
     200,000  Puerto Rico Children's Trust Fund (TASC)(1)                    4.250    05/15/2014    05/15/2012(A)        201,202
 192,665,000  Puerto Rico Children's Trust Fund (TASC)(1)                    5.375    05/15/2033    10/31/2013(C)    186,898,537
  68,875,000  Puerto Rico Children's Trust Fund (TASC)(1)                    5.500    05/15/2039    08/02/2020(C)     59,438,436
  30,755,000  Puerto Rico Children's Trust Fund (TASC)(1)                    5.625    05/15/2043    09/24/2022(C)     26,885,713
       5,000  Puerto Rico Children's Trust Fund (TASC)(1)                    5.750    07/01/2020    09/07/2010(B)          5,068
  17,500,000  Puerto Rico Commonwealth GO(1)                                 4.750    12/01/2015    12/01/2015        18,026,925
      50,000  Puerto Rico Commonwealth GO(1)                                 5.000    07/01/2026    06/21/2026(C)         48,855
      50,000  Puerto Rico Commonwealth GO(1)                                 5.000    07/01/2028    08/05/2026(C)         48,426
   2,000,000  Puerto Rico Commonwealth GO(1)                                 5.000    07/01/2030    07/01/2012(D)      2,079,660
   7,000,000  Puerto Rico Commonwealth GO(1)                                 5.250    01/01/2015    01/01/2015         7,203,700
     880,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2018    07/01/2013(A)        892,910
     900,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2019    07/01/2013(A)        911,178
   2,430,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2021    07/01/2014(A)      2,453,279
   3,400,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2022    07/01/2014(A)      3,422,848
   7,350,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2022    07/01/2016(A)      7,419,531
   2,315,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2022    07/01/2013(A)      2,327,154
   4,575,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2023    07/01/2014(A)      4,598,836
  11,000,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2023    07/01/2013(A)     11,044,660
   7,395,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2023    07/01/2016(A)      7,449,205


                    32 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
U.S. POSSESSIONS CONTINUED
$ 15,850,000  Puerto Rico Commonwealth GO(1)                                 5.250%   07/01/2024    07/01/2013(A) $   15,900,245
  21,785,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2025    07/01/2016(A)     21,852,098
   4,750,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2027    07/01/2016(A)      4,762,113
   2,840,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2030    05/08/2029(C)      2,808,362
   5,000,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2030    07/01/2030         4,944,300
  11,735,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2032    10/01/2031(C)     11,477,886
  14,750,000  Puerto Rico Commonwealth GO(1)                                 5.250    07/01/2032    07/01/2032        14,426,828
   6,060,000  Puerto Rico Commonwealth GO(1)                                 5.375    07/01/2028    07/01/2011(A)      6,067,090
   4,500,000  Puerto Rico Commonwealth GO(1)                                 5.500    07/01/2021    07/01/2021         4,693,410
  18,600,000  Puerto Rico Commonwealth GO(1)                                 5.500    07/01/2023    07/01/2018(A)     19,081,740
     275,000  Puerto Rico Commonwealth GO(1)                                 5.625    07/01/2019    07/01/2010(A)        275,495
      40,000  Puerto Rico Commonwealth GO(1)                                 6.000    07/01/2027    07/01/2018(A)         42,121
   1,950,000  Puerto Rico Commonwealth GO                                    6.500    07/01/2037    07/01/2037         2,132,579
      10,000  Puerto Rico Electric Power Authority, Series EE(1)             5.250    07/01/2014    10/01/2010(A)         10,061
   3,555,000  Puerto Rico Electric Power Authority, Series SS(1)             5.000    07/01/2018    07/01/2015(A)      3,688,384
      85,000  Puerto Rico HFA(1)                                             5.000    12/01/2020    12/01/2013(A)         87,613
  37,000,000  Puerto Rico HFA (Vivienda Modernization)(1)                    4.750    10/01/2011    08/01/2010(A)     37,038,110
     100,000  Puerto Rico HFC(1)                                             5.100    12/01/2018    12/01/2010(A)        101,484
      90,000  Puerto Rico Highway & Transportation Authority(1)              5.000    07/01/2022    01/21/2021(C)         89,423
      35,000  Puerto Rico Highway & Transportation Authority(1)              5.000    07/01/2028    02/20/2026(C)         33,898
     200,000  Puerto Rico Highway & Transportation Authority(1)              5.000    07/01/2035    07/01/2010(D)        201,176
     230,000  Puerto Rico Highway & Transportation Authority(1)              5.750    07/01/2020    07/01/2013(A)        235,962
   7,995,000  Puerto Rico Highway & Transportation Authority(1)              5.750    07/01/2022    07/01/2013(A)      8,155,300
       5,000  Puerto Rico Highway & Transportation Authority, Series A(1)    5.000    07/01/2028    05/21/2024(C)          4,843
   7,000,000  Puerto Rico Highway & Transportation Authority, Series E(1)    5.750    07/01/2024    07/01/2012(A)      7,089,040
     150,000  Puerto Rico Highway & Transportation Authority, Series H(1)    5.000    07/01/2032    07/01/2010(A)        150,882
   4,355,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000    07/01/2021    07/01/2015(A)      4,355,653
  11,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000    07/01/2022    07/01/2022        10,929,490
  12,275,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000    07/01/2023    07/01/2023        12,145,253
  12,760,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000    07/01/2024    07/01/2024        12,580,084


                    33 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
U.S. POSSESSIONS CONTINUED
$  4,545,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000%   07/01/2025    07/01/2025    $    4,454,418
   2,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000    07/01/2026    07/01/2026         1,954,180
   1,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000    07/01/2027    07/01/2027           977,320
  16,800,000  Puerto Rico Highway & Transportation Authority, Series N(1)    0.698(5) 07/01/2045    07/04/2043(C)      9,853,200
     160,000  Puerto Rico Industrial Devel. Company, Series B(1)             5.375    07/01/2016    07/01/2010(A)        160,090
     780,000  Puerto Rico Infrastructure(1)                                  5.000    07/01/2019    07/01/2019           779,938
      35,000  Puerto Rico Infrastructure(1)                                  5.500    10/01/2040    10/01/2011(A)         36,268
     205,000  Puerto Rico Infrastructure (Mepsi Campus)                      5.600    10/01/2014    10/01/2014           207,647
   4,250,000  Puerto Rico Infrastructure Financing Authority(1)              5.500    07/01/2023    07/01/2023         4,305,548
   3,135,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)              5.375    02/01/2019    06/07/2015(C)      3,088,257
  19,610,000  Puerto Rico ITEMECF (Cogeneration Facilities)(1)               6.625    06/01/2026(2) 06/01/2011(A)     19,788,059
   1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)                        6.125    08/01/2025    08/01/2010(A)      1,501,620
      65,000  Puerto Rico ITEMECF (Guaynabo Municipal Government Center)(1)  5.625    07/01/2015    10/01/2010(A)         65,106
      95,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                5.500    07/01/2026    11/08/2022(C)         92,407
     635,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                6.250    07/01/2016    10/01/2010(A)        637,985
      75,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)             6.125    11/15/2025    11/15/2011(A)         77,096
     750,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)             6.375    11/15/2015    11/15/2010(A)        778,485
   2,000,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)             6.500    11/15/2020    11/15/2011(A)      2,060,480
     130,000  Puerto Rico ITEMECF (InterAmerican University)(1)              5.000    10/01/2022    04/23/2021(C)        127,083
   2,250,000  Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio
              Obligated Group)(1)                                            6.250    07/01/2024    10/01/2010(A)      2,251,778
   2,190,000  Puerto Rico ITEMECF (University Plaza)(1)                      5.625    07/01/2015    07/01/2010(A)      2,205,418
   2,215,000  Puerto Rico ITEMECF (University Plaza)(1)                      5.625    07/01/2016    07/01/2010(A)      2,230,594
   2,345,000  Puerto Rico ITEMECF (University Plaza)(1)                      5.625    07/01/2017    07/01/2010(A)      2,361,509


                    34 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
U.S. POSSESSIONS CONTINUED
$  9,400,000  Puerto Rico Municipal Finance Agency, Series A(1)              5.250%   08/01/2023    08/01/2015(A) $    9,460,066
  10,000,000  Puerto Rico Municipal Finance Agency, Series A(1)              5.250    08/01/2024    08/01/2015(A)     10,050,000
     230,000  Puerto Rico Municipal Finance Agency, Series A(1)              5.500    07/01/2017    10/01/2010(A)        230,317
     465,000  Puerto Rico Port Authority, Series D(1)                        6.000    07/01/2021(2) 10/01/2010(A)        465,302
     460,000  Puerto Rico Port Authority, Series D(1)                        7.000    07/01/2014(2) 10/01/2010(A)        461,389
   6,880,000  Puerto Rico Public Buildings Authority(1)                      5.000    07/01/2028    07/01/2012(D)      7,044,088
  11,560,000  Puerto Rico Public Buildings Authority(1)                      5.000    07/01/2036    07/01/2012(D)     11,835,706
     545,000  Puerto Rico Public Buildings Authority(1)                      5.125    07/01/2024    07/01/2012(A)        541,959
  14,280,000  Puerto Rico Public Buildings Authority(1)                      5.250    07/01/2029    05/02/2028(C)     14,159,191
   3,255,000  Puerto Rico Public Buildings Authority(1)                      5.500    07/01/2025    07/01/2017(A)      3,274,009
  13,195,000  Puerto Rico Public Buildings Authority(1)                      5.500    07/01/2026    07/01/2017(A)     13,406,516
   1,250,000  Puerto Rico Public Buildings Authority(1)                      5.500    07/01/2035    07/01/2017(A)      1,276,838
      75,000  Puerto Rico Public Buildings Authority(1)                      5.750    07/01/2010    07/01/2010            75,577
   1,400,000  Puerto Rico Public Buildings Authority(1)                      5.750    07/01/2034    07/01/2017(A)      1,451,016
   8,795,000  Puerto Rico Public Buildings Authority(1)                      7.000    07/01/2021    06/01/2014(A)      9,686,109
  31,150,000  Puerto Rico Public Buildings Authority(1)                      7.000    07/01/2025    06/01/2014(A)     33,841,983
     825,000  Puerto Rico Public Buildings Authority, Series G(1)            5.250    07/01/2019    07/01/2012(A)        831,716
   1,000,000  Puerto Rico Public Finance Corp., Series A(1)                  4.100    08/01/2029    02/01/2012(D)        997,460
  60,270,000  Puerto Rico Public Finance Corp., Series A(1)                  5.250    08/01/2029    02/01/2012(D)     61,325,930
  40,635,000  Puerto Rico Public Finance Corp., Series A(1)                  5.250    08/01/2030    02/01/2012(D)     41,534,253
  28,325,000  Puerto Rico Public Finance Corp., Series A(1)                  5.250    08/01/2031    02/01/2012(D)     28,951,832
  75,410,000  Puerto Rico Public Finance Corp., Series A(1)                  5.750    08/01/2027    02/01/2012(D)     77,738,661
  19,000,000  Puerto Rico Sales Tax Financing Corp., Series A(1)             5.625    08/01/2030    02/01/2015(A)     19,601,540
  71,000,000  Puerto Rico Sales Tax Financing Corp., Series A(1)             6.125    08/01/2029    02/01/2014(A)     74,252,510


                    35 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
U.S. POSSESSIONS CONTINUED
$  4,080,000  University of Puerto Rico(1)                                   5.000%   06/01/2025    06/01/2025    $    3,871,675
   2,750,000  University of Puerto Rico(1)                                   5.000    06/01/2026    06/01/2026         2,586,953
     120,000  University of Puerto Rico                                      5.500    06/01/2012(2) 06/01/2010(A)        120,239
   7,125,000  University of Puerto Rico, Series P(1)                         5.000    06/01/2021    06/01/2021         6,887,749
   8,500,000  University of Puerto Rico, Series P(1)                         5.000    06/01/2022    06/01/2022         8,228,425
   8,410,000  University of Puerto Rico, Series Q(1)                         5.000    06/01/2023    06/01/2023         8,102,951
     300,000  University of Puerto Rico, Series Q(1)                         5.000    06/01/2030    12/22/2028(C)        279,072
   5,250,000  V.I. Government Refinery Facilities (Hovensa Coker)(1)         6.500    07/01/2021(2) 01/01/2013(A)      5,324,288
      20,000  V.I. HFA, Series A                                             6.500    03/01/2025(2) 09/01/2010(A)         20,019
   1,000,000  V.I. Port Authority, Series A(1)                               5.250    09/01/2018    09/01/2011(A)      1,007,000
   3,500,000  V.I. Public Finance Authority (Hovensa Refinery)(1)            4.700    07/01/2022    10/01/2018(C)      3,141,810
   4,825,000  V.I. Public Finance Authority (Hovensa Refinery)(1)            5.875    07/01/2022    07/01/2014(A)      4,842,804
   1,075,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)     5.250    10/01/2021    10/01/2014(A)      1,088,642
     620,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)     6.750    10/01/2037    10/01/2019(A)        674,746
   1,000,000  V.I. Public Finance Authority, Series A(1)                     5.250    10/01/2016    10/01/2014(A)      1,050,050
   2,000,000  V.I. Public Finance Authority, Series A(1)                     5.250    10/01/2022    10/01/2014(A)      2,019,520
   2,000,000  V.I. Public Finance Authority, Series A(1)                     5.250    10/01/2023    10/01/2014(A)      2,011,920
     250,000  V.I. Public Finance Authority, Series A(1)                     5.625    10/01/2010    04/06/2010(B)        254,785
  12,035,000  V.I. Public Finance Authority, Series A(1)                     6.375    10/01/2019(2) 10/01/2011(A)     12,251,149
   1,015,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              4.750    05/15/2012    05/15/2011(A)      1,032,316
      80,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              4.950    05/15/2014    05/15/2011(A)         80,866
   1,140,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              5.000    05/15/2021    12/09/2010(C)      1,108,673
   1,440,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              5.000    05/15/2031    04/12/2015(C)      1,214,021
   1,470,000  V.I. Water & Power Authority(1)                                5.375    07/01/2010    07/01/2010         1,476,439


                    36 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  Principal                                                                                          Effective
   Amount                                                                    Coupon    Maturity      Maturity*         Value
------------                                                                --------  ----------    ----------    --------------
$  2,500,000  V.I. Water & Power Authority(1)                                5.500%   07/01/2017    07/01/2010(A)      2,507,475
                                                                                                                  --------------
                                                                                                                   1,114,302,392
                                                                                                                  --------------
TOTAL INVESTMENTS, AT VALUE (COST $4,252,757,020)-102.7%                                                           4,235,019,188
                                                                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(2.7)                                                                         (110,023,904)
                                                                                                                  --------------
NET ASSETS-100.0%                                                                                                 $4,124,995,284
                                                                                                                  ==============

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     (A.) Optional call date; corresponds to the most conservative yield calculation.

     (B.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

     (C.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     (D.)   Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

3. When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See accompanying Notes.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Represents the current interest rate for a variable or increasing rate security.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

8. Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

9.   Zero coupon bond reflects effective yield on the date of purchase.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of March 31, 2010 based on valuation input level:

                                                               LEVEL 3--
                           LEVEL 1--         LEVEL 2--        SIGNIFICANT
                           UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                         -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   New York                   $--          $3,106,356,407     $14,360,389   $3,120,716,796
   U.S. Possessions            --           1,114,302,392              --    1,114,302,392
                              ---          --------------     -----------   --------------
Total Assets                  $--          $4,220,658,799     $14,360,389   $4,235,019,188
                              ===          ==============     ===========   ==============


                    37 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS    Assoc. for Children with Down Syndrome
ACLD    Adults and Children with Learning and Developmental Disabilities
ALIA    Alliance of Long Island Agencies
AOFMHS  Aurelia Osborn Fox Memorial Hospital Society
ARC     Assoc. of Retarded Citizens
BFCC    Brookdale Family Care Center
BID     Business Improvement District
BOCES   Board of Cooperative Educational Services
CAB     Capital Appreciation Bond
CCDRCA  Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI   Catholic Health Services of Long Island
CMA     Community Mainstreaming Associates, Inc.
COP     Certificates of Participation
CRR     Center for Rapid Recovery
CSMR    Community Services for the Mentally Retarded
Con Ed  Consolidated Edison Company
DA      Dormitory Authority
DDI     Developmental Disabilities Institute
DRIVERS Derivative Inverse Tax Exempt Receipts
EDA     Economic Devel. Authority
EFC     Environmental Facilities Corp.
ERDA    Energy Research and Devel. Authority
FNHC    Ferncilff Nursing Home Company
FREE    Family Residences and Essential Enterprises
GO      General Obligation
GSHMC   Good Samaritan Hospital Medical Center
HDC     Housing Devel. Corp.
HFA     Housing Finance Agency
HFC     Housing Finance Corp.
HJDOI   Hospital for Joint Diseases Orthopedic Institute
HKSB    Helen Keller Services for the Blind
IDA     Industrial Devel. Agency
IGHL    Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
JDAM    Julia Dyckman Andrus Memorial
JFK     John Fitzgerald Kennedy
KR      Kateri Residence
L.I.    Long Island
LIHIA   Long Island Head Injury Assoc.
LILCO   Long Island Lighting Corp.
LRRHCF  Loretto Rest Residential Health Care Facility
MMC     Mercy Medical Center
MMWNHC  Mary Manning Walsh Nursing Home Company
MSH     Mount Sinai Hospital
MTA     Metropolitan Transportation Authority
NSUH    North Shore University Hospital


                    38 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

NSUHGC  North Shore University Hospital at Glen Cove
NSUHPL  North Shore University Hospital at Plainview
NY/NJ   New York/New Jersey
NYC     New York City
NYS     New York State
NYU     New York University
RIBS    Residual Interest Bonds
Res Rec Resource Recovery Facility
ROLs    Residual Option Longs
SAVRS   Select Auction Variable Rate Securities
SCHC    Senior Citizen Housing Corp.
SCHRC   St. Charles Hospital and Rehabilitation Center
SCSMC   St. Catherine of Sienna Medical Center
SEAM    Sociedad Espanola de Auxilio Mutuo
SFH     St. Francis Hospital
SONYMA  State of New York Mortgage Agency
SUNY    State University of New York
SV      Sienna Village
TASC    Tobacco Settlement Asset-Backed Bonds
TFABs   Tobacco Flexible Amortization Bonds
UDC     Urban Devel. Corp.
USBFCC  Urban Strategies Brookdale Family Care Center
V.I.    United States Virgin Islands
WORCA   Working Organization for Retarded Children and Adults
YMCA    Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                    39 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $36,199,278

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $92,820,000 as of March 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a


                    40 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2010, municipal bond holdings with a value of $130,403,775 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $92,820,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At March 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL AMOUNT       INVERSE FLOATER(1)      COUPON RATE (2)   MATURITY DATE      VALUE
----------------   -------------------------   ---------------   -------------   -----------
   $3,335,000      NYC GO DRIVERS                   11.073%         8/15/23      $ 3,838,718
    3,780,000      NYC GO DRIVERS                   11.078          12/1/23        4,386,085
    2,240,000      NYC GO ROLs(3)                   18.776           4/1/30        2,559,043
    7,250,000      NYC GO ROLs(3)                   16.938           6/1/23        8,603,865
    9,895,000      NYS DA ROLs(3)                   23.594          8/15/30       12,060,224
    6,475,000      SONYMA, Series 29 DRIVERS        15.572          10/1/31        6,135,840
                                                                                 -----------
                                                                                 $37,583,775
                                                                                 ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 38-39 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $59,185,000.


                    41 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of March 31, 2010, securities with an aggregate market value of $632,135, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments of $13,866 and $345,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,156,151,624(1)
                                 ==============
Gross unrealized appreciation    $   58,889,034
Gross unrealized depreciation       (76,674,085)
                                 --------------
Net unrealized depreciation      $  (17,785,051)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $96,652,615, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/11/2010